SHELTON SUSTAINABLE EQUITY FUND
Portfolio of Investments
November 30, 2025

Security Description	Shares	Value
Common Stock (98.33%)

Basic Materials (8.59%)
Cabot Corp	$14,272	$892,999
Centrus Energy Corp*	8,200	2,126,260
CF Industries Holdings Inc	29,000	2,282,300
The Chemours Co	65,100	832,629
Total Basic Materials		6,134,188

Communications (1.10%)
Pinterest Inc*	30,000	783,600

Consumer, Cyclical (8.03%)
Aramark	65,700	2,442,069
Freshpet Inc*	8,000	457,280
On Holding AG*	50,000	2,199,500
Warby Parker Inc*	32,000	633,920
Total Consumer, Cyclical		5,732,769

Consumer, Non-Cyclical (14.22%)
Bunge Global SA	30,000	2,882,100
Corteva Inc	20,000	1,349,400
Darling Ingredients Inc*	30,000	1,098,300
Dexcom Inc*	11,000	698,170
elf Beauty Inc*	11,400	868,338
Moderna Inc*	6,720	174,586
Siemens Healthineers AG (144A)	40,000	1,987,935
The Simply Good Foods Co*	19,000	373,920
Vital Farms Inc*	22,000	719,400
Total Consumer, Non-Cyclical		10,152,149

Energy (11.36%)
First Solar Inc*	13,222	3,608,548
Gaztransport Et Technigaz SA	15,000	2,998,260
Nextpower Inc*	10,000	916,200
Shoals Technologies Group Inc*	70,000	587,300
Total Energy		8,110,308

Financial (4.30%)
HA Sustainable Infrastructure Capital Inc	89,500	3,075,220

NEXTX	1 of 42

Industrial (39.08%)
AECOM	16,850	1,737,741
Ag Growth International Inc	54,900	869,764
Clean Harbors Inc*	6,000	1,365,360
Deere & Co	5,500	2,554,695
Energy Recovery Inc*	46,000	664,700
EnerSys	10,000	1,431,100
Gibraltar Industries Inc*	24,000	1,199,040
Itron Inc*	7,000	693,280
Johnson Controls International plc	18,000	2,093,580
Net Power Inc*	200,000	580,000
Ryerson Holding Corp	26,266	602,279
Schneider Electric SE	10,000	2,679,814
Siemens AG	10,000	2,648,492
Teledyne Technologies Inc*	4,500	2,247,840
Trane Technologies PLC	3,000	1,264,440
Valmont Industries Inc	4,000	1,651,880
Vertiv Holdings Co	10,000	1,797,300
Xylem Inc	13,000	1,828,710
Total Industrial		27,910,015

Technology (4.17%)
Box Inc*	40,000	1,181,600
KBR Inc	16,000	659,520
Samsara Inc*	30,000	1,140,900
Total Technology		2,982,020

Utilities (7.48%)
Clearway Energy Inc	15,000	549,300
Essential Utilities Inc	38,400	1,520,256
Ormat Technologies Inc	29,000	3,274,390
Total Utilities		5,343,946

Total Common Stock (Cost $60,819,390)		70,224,215

United States Treasury Bills (1.54%)
0.000%, 12/11/2025 (Cost $1,098,582)	1,100,000	1,098,804

Total Investments (Cost $61,917,972) (99.87%)		$71,323,019
Other Net Assets (0.13%)		94,511
Net Assets (100.00%)		$71,417,530

* Non-income producing security.

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of November 30, 2025, these securities had a total aggregate market value of $1,987,935 which represented approximately 2.78% of net assets.

NEXTX	2 of 42

Green CALIFORNIA TAX FREE INCOME FUND
Portfolio of Investments
November 30, 2025

SECURITY DESCRIPTION	Par Value	Value

Municipal Bonds (95.46%)

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
California Educational Facilities Authority, 5.000%, 04/01/2051	$1,500,000	$1,707,714

CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
California Health Facilities Financing Authority, 5.000%, 11/01/2027	1,200,000	1,260,981

CALIFORNIA HOUSING FINANCE AGENCY
California Housing Finance Agency, 4.000%, 03/20/2033	320,686	328,885

CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
California Infrastructure & Economic Development Bank, 5.000%, 10/01/2031	300,000	310,971
California Infrastructure & Economic Development Bank, 5.000%, 10/01/2033	1,200,000	1,209,728

CALIFORNIA MUNICIPAL FINANCE AUTHORITY
California Municipal Finance Authority, 5.000%, 05/15/2038	800,000	823,099
California Municipal Finance Authority, 5.000%, 10/01/2044	480,000	495,675

CALIFORNIA STATE PUBLIC WORKS BOARD
California State Public Works Board, 4.000%, 05/01/2036	540,000	566,838

CHAFFEY COMMUNITY COLLEGE DISTRICT
Chaffey Community College District, 5.500%, 06/01/2049	500,000	558,597

CITY OF LOS ANGELES CA WASTEWATER SYSTEM REVENUE
City of Los Angeles CA Wastewater System Revenue, 5.250%, 06/01/2047	1,500,000	1,526,389

DESERT COMMUNITY COLLEGE DISTRICT
Desert Community College District, 4.000%, 08/01/2051	750,000	718,184

EAST BAY MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
East Bay Municipal Utility District Water System Revenue, 5.000%, 06/01/2032	150,000	155,930
East Bay Municipal Utility District Water System Revenue, 5.000%, 06/01/2050	1,000,000	1,077,967

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Foothill-De Anza Community College District, 0.000%, 08/01/2027	1,500,000	1,437,806

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY SALES TAX REVENUE
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 4.000%, 07/01/2028	500,000	500,303
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 5.000%, 06/01/2033	590,000	658,909

LOS ANGELES UNIFIED SCHOOL DISTRICT
Los Angeles Unified School District, 5.000%, 07/01/2045	750,000	818,279
Los Angeles Unified School District, 5.000%, 07/01/2026	600,000	609,500

MILPITAS UNIFIED SCHOOL DISTRICT
Milpitas Unified School District, 3.000%, 08/01/2034	1,500,000	1,508,108

PENINSULA CORRIDOR JOINT POWERS BOARD MEASURE RR SALES TAX REVENUE
Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue, 5.000%, 06/01/2036	200,000	225,009

SACRAMENTO MUNICIPAL UTILITY DISTRICT
Sacramento Municipal Utility District, 5.000%, 11/15/2033	500,000	599,142
Sacramento Municipal Utility District, 5.000%, 11/15/2054	565,000	600,460

SAN DIEGO COUNTY REGIONAL TRANSPORTATION COMMISSION
San Diego County Regional Transportation Commission, 5.000%, 04/01/2037	500,000	579,814

SAN DIEGO PUBLIC FACILITIES FINANCING AUTHORITY
San Diego Public Facilities Financing Authority, 5.000%, 05/15/2052	1,500,000	1,571,226

CFNTX	3 of 42

SAN DIEGO UNIFIED SCHOOL DISTRICT
San Diego Unified School District/CA, 4.000%, 07/01/2054	1,300,000	1,237,505

SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
San Francisco Bay Area Rapid Transit District, 5.000%, 08/01/2036	1,300,000	1,347,630

SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION POWER REVENUE
San Francisco City & County Public Utilities Commission Power Revenue, 5.000%, 11/01/2030	180,000	180,535
San Francisco City & County Public Utilities Commission Power Revenue, 5.000%, 11/01/2036	170,000	170,363

SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION WASTEWATER REVENUE
San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.000%, 10/01/2049	1,000,000	1,067,557

SAN JOSE FINANCING AUTHORITY
San Jose Financing Authority, 5.000%, 11/01/2052	1,500,000	1,585,749

SAN MATEO FOSTER CITY PUBLIC FINANCING AUTHORITY
San Mateo Foster City Public Financing Authority, 4.000%, 08/01/2044	1,500,000	1,497,646

SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Santa Maria Joint Union High School District, 0.000%, 08/01/2029	1,500,000	1,353,534

STATE OF CALIFORNIA
State of California, 5.250%, 10/01/2045	500,000	545,069
State of California, 3.000%, 10/01/2028	900,000	900,079

TURLOCK IRRIGATION DISTRICT
Turlock Irrigation District, 5.000%, 01/01/2036	300,000	327,699

WALNUT VALLEY UNIFIED SCHOOL DISTRICT
Walnut Valley Unified School District, 5.000%, 08/01/2036	835,000	960,883

WILLIAM S HART UNION HIGH SCHOOL DISTRICT
William S Hart Union High School District, 0.000%, 09/01/2029	1,595,000	1,431,660
Total Municipal Bonds (Cost $32,904,962)		32,455,423

Variable Rate Demand Notes* (3.53%)
California Statewide Communities Development Authority, 0.750%, 08/15/2047*,**,**	300,000	300,000
University of California, 0.450%, 05/15/2048*,**,**	900,000	900,000
Total Variable Rate Demand Notes (Cost $1,200,000)		1,200,000

Total Investments (Cost $34,104,962) (98.99%)		$33,655,423
Other Net Assets (1.01%)		344,727
Net Assets (100.00%)		$34,000,150

* Stated maturity reflects next reset date.

** In accordance with the offering documents, daily interest rates are determined by the Remarketing Agents.

*** Rate Effective as of November 30, 2025

CFNTX	4 of 42

U.S. GOVERNMENT SECURITIES FUND
Portfolio of Investments
November 30, 2025

Security Description	Par Value	Value
Government National Mortgage Association (1.72%)
3.500%, 11/20/2044	$77,240	$72,798
5.000%, 03/15/2038	66,684	68,409
5.500%, 04/15/2036	35,942	36,833
6.000%, 01/15/2026	937	936
6.000%, 06/15/2038	8,402	8,757
Total Government National Mortgage Association (Cost $191,110)		187,733

United States Treasury Bonds (41.92%)
2.000%, 11/15/2041	2,000,000	1,424,688
2.250%, 05/15/2041	700,000	525,602
2.875%, 08/15/2045	800,000	614,875
4.500%, 11/15/2054	1,250,000	1,214,404
6.000%, 02/15/2026	800,000	803,104
Total United States Treasury Bonds (Cost $4,796,902)		4,582,673

United States Treasury Notes (54.63%)
0.625%, 03/31/2027	850,000	817,893
2.375%, 04/30/2026	500,000	497,130
2.750%, 02/15/2028	150,000	147,677
3.500%, 09/30/2029	1,450,000	1,447,591
3.875%, 03/15/2028	200,000	201,727
3.875%, 08/15/2034	800,000	796,891
4.000%, 04/30/2032	1,200,000	1,217,859
4.875%, 10/31/2030	800,000	845,266
Total United States Treasury Notes (Cost $5,896,416)		5,972,034

United States Treasury Bills (0.91%)
0.000%, 2/26/2026 (Cost $99,082)	100,000	99,105

Total Investments (Cost $10,983,510) (99.17%)		$10,841,545
Other Net Assets (0.83%)		91,124
Net Assets (100.00%)		$10,932,669

CAUSX	5 of 42

S&P 500 INDEX FUND
Portfolio of Investments
November 30, 2025

Security Description	Shares	Value
Common Stock (101.09%)

Basic Materials (1.39%)
Air Products and Chemicals Inc	$1,230	$321,092
Albemarle Corp#	650	84,494
CF Industries Holdings Inc	889	69,964
Dow Inc	3,918	93,444
DuPont de Nemours Inc	2,313	91,988
Ecolab Inc	1,384	380,821
Freeport-McMoRan Inc	7,951	341,734
International Flavors & Fragrances Inc#	1,414	98,245
International Paper Co	2,047	80,816
Linde PLC	2,551	1,046,726
LyondellBasell Industries NV#	1,434	70,252
The Mosaic Co#	1,777	43,519
Newmont Corp	6,111	554,451
Nucor Corp	1,250	199,363
PPG Industries Inc	1,246	124,650
Qnity Electronics Inc	1,156	93,740
The Sherwin-Williams Co	1,265	434,768
Solstice Advanced Materials Inc*	870	41,482
Steel Dynamics Inc	810	135,942
Total Basic Materials		4,307,491

Communications (17.22%)
Airbnb Inc*	1,197	140,037
Alphabet Inc - Class A	31,541	10,098,797
Alphabet Inc - Class C	25,043	8,016,765
Amazon.com Inc*	52,047	12,138,401
AppLovin Corp*	1,460	875,241
Arista Networks Inc*	5,581	729,325
AT&T Inc	38,996	1,014,676
Booking Holdings Inc	176	864,985
CDW Corp	745	107,444
Charter Communications Inc*,#	534	106,864
Cisco Systems Inc	21,560	1,658,826
Comcast Corp	20,183	538,684
Corning Inc	4,177	351,703
DoorDash Inc*	1,135	225,150
eBay Inc	2,531	209,541
Expedia Group Inc	659	168,500
F5 Inc*	325	77,727
FactSet Research Systems Inc	214	59,336
Fox Corp - Class A	1,250	81,875
Fox Corp - Class B	739	43,054
Gen Digital Inc	3,034	80,007
GoDaddy Inc*	793	101,393
Match Group Inc	1,419	47,267
Meta Platforms Inc	11,766	7,623,780
Motorola Solutions Inc	904	334,191
Netflix Inc*	23,060	2,480,795
News Corp - Class A	2,235	57,395
News Corp - Class B#	632	18,600
Omnicom Group Inc#	1,091	78,137
Palo Alto Networks Inc*	3,588	682,186
Paramount Skydance Corp#	1,680	26,914
Robinhood Markets Inc*	4,150	533,234
T-Mobile US Inc	2,584	540,082
Uber Technologies Inc*	11,333	992,091
VeriSign Inc	450	113,396

SPFIX	6 of 42

Verizon Communications Inc	22,848	939,281
The Walt Disney Co	9,742	1,017,747
Warner Bros Discovery Inc*	12,604	302,496
Total Communications		53,475,923

Consumer, Cyclical (8.06%)
Aptiv PLC*	1,195	92,672
AutoZone Inc*	91	359,844
Best Buy Co Inc	1,135	89,983
Carnival Corp*	5,174	133,386
Chipotle Mexican Grill Inc*	7,398	255,379
Copart Inc*	4,851	189,092
Costco Wholesale Corp	2,404	2,196,270
Cummins Inc	746	371,493
Darden Restaurants Inc	648	116,368
Deckers Outdoor Corp*	850	74,826
Delta Air Lines Inc	3,624	232,298
Dollar General Corp	1,222	133,797
Dollar Tree Inc*	1,070	118,567
Domino’s Pizza Inc	191	80,149
DR Horton Inc#	1,518	241,377
Fastenal Co	6,344	256,298
Ford Motor Co	10,769	143,012
General Motors Co	5,279	388,112
Genuine Parts Co	769	100,278
Hasbro Inc	771	63,685
Hilton Worldwide Holdings Inc	1,305	371,964
The Home Depot Inc	5,386	1,922,371
Las Vegas Sands Corp	1,947	132,708
Lennar Corp	1,292	169,640
Live Nation Entertainment Inc*,#	839	110,287
LKQ Corp	1,454	43,169
Lowe’s Cos Inc	3,033	735,442
Lululemon Athletica Inc*	632	116,402
Marriott International Inc#	1,232	375,501
McDonald’s Corp	3,875	1,208,303
MGM Resorts International*,#	1,279	45,136
NIKE Inc	6,384	412,598
Norwegian Cruise Line Holdings Ltd*	2,490	45,965
NVR Inc*	16	120,117
O’Reilly Automotive Inc*	4,693	477,278
PACCAR Inc	2,901	305,823
Pool Corp	212	51,643
PulteGroup Inc#	1,125	143,089
Ralph Lauren Corp	230	84,486
Ross Stores Inc	1,825	321,857
Royal Caribbean Cruises Ltd	1,341	357,041
Southwest Airlines Co	3,129	108,920
Starbucks Corp	3,708	323,004
Tapestry Inc	1,150	125,672
Target Corp	2,535	229,722
Tesla Inc*	15,186	6,532,562
The TJX Cos Inc	6,050	919,116
Tractor Supply Co	2,873	157,383
Ulta Beauty Inc*	247	133,091
United Airlines Holdings Inc*	1,732	176,595
Walmart Inc	23,415	2,587,592
WW Grainger Inc	236	223,877
Wynn Resorts Ltd	526	67,686
Yum! Brands Inc	1,544	236,556
Total Consumer, Cyclical		25,009,482

Consumer, Non-Cyclical (14.59%)
Abbott Laboratories	9,429	1,215,398
AbbVie Inc	9,573	2,179,772
Agilent Technologies Inc	1,578	242,223

SPFIX	7 of 42

Align Technology Inc*	388	57,110
Altria Group Inc	9,128	538,643
Amgen Inc	2,914	1,006,670
Archer-Daniels-Midland Co	2,702	164,119
Automatic Data Processing Inc	2,199	561,405
Avery Dennison Corp	463	79,807
Baxter International Inc#	2,886	54,084
Becton Dickinson & Co#	1,588	308,104
Biogen Inc*	815	148,403
Bio-Techne Corp#	889	57,349
Block Inc*	1,505	100,534
Boston Scientific Corp*	8,094	822,189
Bristol-Myers Squibb Co	11,029	542,627
Brown-Forman Corp	1,007	29,183
Bunge Global SA#	781	75,031
The Campbell’s Company	1,162	35,418
Cardinal Health Inc	1,336	283,579
Cencora Inc	952	351,221
Centene Corp*	2,743	107,910
Charles River Laboratories International Inc*	286	50,948
Church & Dwight Co Inc	1,371	116,754
The Cigna Group	1,466	406,492
Cintas Corp	1,860	345,997
The Clorox Co#	681	73,507
The Coca-Cola Co	20,993	1,535,008
Colgate-Palmolive Co	4,392	353,073
Conagra Brands Inc	2,697	48,141
Constellation Brands Inc	863	117,696
The Cooper Cos Inc*	1,104	86,035
Corpay Inc*	392	115,954
Corteva Inc	3,793	255,914
CVS Health Corp	6,976	560,591
Danaher Corp	3,451	782,618
DaVita Inc*	254	30,399
Dexcom Inc*	2,186	138,745
Edwards Lifesciences Corp*	3,179	275,524
Elevance Health Inc	1,240	419,442
Eli Lilly & Co	4,263	4,584,729
Equifax Inc	693	147,172
The Estee Lauder Cos Inc	1,319	124,078
GE HealthCare Technologies Inc	2,588	207,014
General Mills Inc	3,107	147,116
Gilead Sciences Inc	6,741	848,287
Global Payments Inc	1,321	100,079
HCA Healthcare Inc	951	483,384
Henry Schein Inc*	704	52,497
The Hershey Co#	826	155,354
Hologic Inc*	1,313	98,436
Hormel Foods Corp	1,626	37,739
Humana Inc	667	163,929
IDEXX Laboratories Inc*	435	327,503
Incyte Corp*	937	97,879
Insulet Corp*	396	129,567
Intuitive Surgical Inc*	1,958	1,122,874
IQVIA Holdings Inc*	925	212,759
The J M Smucker Co#	588	61,258
Johnson & Johnson	13,039	2,698,030
Kellanova	1,519	127,049
Kenvue Inc	10,198	176,935
Keurig Dr Pepper Inc	6,378	177,946
Kimberly-Clark Corp	1,843	201,108
The Kraft Heinz Co	4,826	123,111
The Kroger Co	3,363	226,263
Labcorp Holdings Inc	468	125,789
Lamb Weston Holdings Inc	806	47,602
McCormick & Co Inc	1,450	97,846

SPFIX	8 of 42

McKesson Corp	678	597,399
Medtronic PLC	6,950	732,044
Merck & Co Inc	13,608	1,426,527
Moderna Inc*	1,873	48,661
Molina Healthcare Inc*,#	320	47,443
Molson Coors Beverage Co#	992	46,138
Mondelez International Inc	7,017	403,969
Monster Beverage Corp*	3,919	293,886
Moody’s Corp	838	411,274
PayPal Holdings Inc	5,340	334,765
PepsiCo Inc	7,430	1,105,138
Pfizer Inc	30,491	784,838
Philip Morris International Inc	8,435	1,328,344
The Procter & Gamble Co	12,706	1,882,521
Quanta Services Inc#	816	379,342
Quest Diagnostics Inc	624	118,048
Regeneron Pharmaceuticals Inc	570	444,708
ResMed Inc	794	203,129
Revvity Inc	687	71,730
Rollins Inc	1,591	97,815
S&P Global Inc	1,701	848,510
Solventum Corp*	817	69,657
STERIS PLC	557	148,318
Stryker Corp	1,864	691,880
Sysco Corp	2,627	200,177
Thermo Fisher Scientific Inc	2,045	1,208,247
Tyson Foods Inc	1,599	92,822
United Rentals Inc	352	286,943
UnitedHealth Group Inc	4,916	1,621,149
Universal Health Services Inc#	324	78,936
Verisk Analytics Inc	781	175,780
Vertex Pharmaceuticals Inc*	1,410	611,390
Viatris Inc	6,761	72,275
Waters Corp*	332	133,935
West Pharmaceutical Services Inc	409	113,395
Zimmer Biomet Holdings Inc	1,125	109,710
Zoetis Inc	2,412	309,170
Total Consumer, Non-Cyclical		45,306,963

Energy (2.91%)
APA Corp	1,815	45,321
Baker Hughes Co	5,478	274,996
Chevron Corp	10,393	1,570,694
ConocoPhillips	6,841	606,728
Coterra Energy Inc	4,122	110,634
Devon Energy Corp	3,603	133,527
Diamondback Energy Inc	1,031	157,320
EOG Resources Inc	2,996	323,119
EQT Corp	3,365	204,794
Expand Energy Corp	1,168	142,414
Exxon Mobil Corp	23,358	2,707,659
First Solar Inc*	610	166,481
Halliburton Co	4,966	130,209
Kinder Morgan Inc	10,696	292,215
Marathon Petroleum Corp	843	163,314
Occidental Petroleum Corp	3,819	160,398
ONEOK Inc	3,308	240,889
Phillips 66	2,208	302,408
SLB Ltd	7,468	270,640
Targa Resources Corp	1,206	211,424
Texas Pacific Land Corp	106	91,615
Valero Energy Corp	1,719	303,850
The Williams Cos Inc	6,744	410,912
Total Energy		9,021,561

SPFIX	9 of 42

Financial (13.99%)
Aflac Inc	2,637	290,887
Alexandria Real Estate Equities Inc	870	46,693
The Allstate Corp	1,466	312,229
American Express Co	2,999	1,095,445
American International Group Inc	3,164	240,970
American Tower Corp	1,528	276,981
Ameriprise Financial Inc	516	235,162
Aon PLC	1,170	414,086
Apollo Global Management Inc	2,488	328,043
Arch Capital Group Ltd*	2,083	195,635
Arthur J Gallagher & Co	1,256	311,011
Assurant Inc	289	65,938
AvalonBay Communities Inc	786	143,005
Bank of America Corp	35,512	1,905,219
The Bank of New York Mellon Corp	3,877	434,612
Berkshire Hathaway Inc*	9,938	5,106,244
Blackrock Inc	786	823,178
Blackstone Inc	3,952	578,652
Brown & Brown Inc	1,313	105,605
BXP Inc	814	58,901
Camden Property Trust	597	63,485
Capital One Financial Corp	3,466	759,297
Cboe Global Markets Inc	585	151,029
CBRE Group Inc*	1,642	265,725
The Charles Schwab Corp	8,439	782,548
Chubb Ltd	2,046	605,984
Cincinnati Financial Corp	874	146,474
Citigroup Inc	10,122	1,048,639
Citizens Financial Group Inc	2,491	134,763
CME Group Inc	1,952	549,410
Coinbase Global Inc*	1,160	316,471
CoStar Group Inc*	2,358	162,230
Crown Castle Inc	2,404	219,437
Digital Realty Trust Inc	1,745	279,409
Equinix Inc	536	403,774
Equity Residential	1,910	117,943
Erie Indemnity Co	143	42,255
Essex Property Trust Inc	359	94,640
Everest Group Ltd	249	78,258
Extra Space Storage Inc	1,200	159,804
Federal Realty Investment Trust	449	44,330
Fifth Third Bancorp	3,790	164,713
Franklin Resources Inc	1,715	38,742
Globe Life Inc	464	62,515
The Goldman Sachs Group Inc	1,662	1,372,878
The Hartford Insurance Group Inc	1,559	213,630
Healthpeak Properties Inc	3,987	72,803
Host Hotels & Resorts Inc	3,951	69,656
Huntington Bancshares Inc	8,228	134,116
Intercontinental Exchange Inc	3,108	488,888
Invesco Ltd#	2,486	60,783
Invitation Homes Inc	3,188	89,902
Iron Mountain Inc	1,661	143,427
JPMorgan Chase & Co	14,834	4,644,229
KeyCorp	5,341	98,168
Kimco Realty Corp	3,818	78,880
KKR & Co Inc	3,668	448,633
Loews Corp	1,011	109,057
M&T Bank Corp#	881	167,584
Marsh & McLennan Cos Inc	2,670	489,812
Mastercard Inc	4,395	2,419,579
MetLife Inc	3,096	237,030
Mid-America Apartment Communities Inc	660	89,687
Morgan Stanley	6,694	1,135,704
Nasdaq Inc	2,240	203,661
Northern Trust Corp	1,054	138,432

SPFIX	10 of 42

The PNC Financial Services Group Inc#	2,143	408,713
Principal Financial Group Inc	1,189	100,851
The Progressive Corp	3,177	726,866
Prologis Inc	5,028	646,249
Prudential Financial Inc	1,958	211,954
Public Storage	882	242,144
Raymond James Financial Inc	984	154,035
Realty Income Corp	2,421	139,474
Regency Centers Corp	940	66,890
Regions Financial Corp	5,137	130,737
SBA Communications Corp	594	115,396
Simon Property Group Inc	1,662	309,664
State Street Corp	1,603	190,789
Synchrony Financial	2,090	161,682
T Rowe Price Group Inc	1,243	127,258
The Travelers Cos Inc#	1,227	359,339
Truist Financial Corp	7,097	330,011
UDR Inc	1,665	60,639
US Bancorp	8,443	414,129
Ventas Inc	2,377	191,658
VICI Properties Inc	2,950	85,019
Visa Inc	9,272	3,100,928
W R Berkley Corp#	1,684	130,830
Wells Fargo & Co	17,636	1,514,051
Welltower Inc	3,278	682,545
Weyerhaeuser Co	4,066	90,306
Willis Towers Watson PLC	552	177,192
Total Financial		43,436,259

Industrial (7.30%)
3M Co	2,955	508,408
A O Smith Corp#	653	43,085
Allegion plc	501	83,181
Amcor PLC#	8,317	70,861
AMETEK Inc	1,279	253,101
Amphenol Corp	6,555	923,600
Axon Enterprise Inc*	405	218,757
Ball Corp	1,523	75,434
The Boeing Co*	4,086	772,254
Builders FirstSource Inc*	606	68,011
Carrier Global Corp	4,377	240,210
Caterpillar Inc	2,548	1,467,036
CH Robinson Worldwide Inc	690	109,620
CSX Corp#	10,314	364,703
Deere & Co#	1,367	634,958
Dover Corp	775	143,592
Eaton Corp PLC	2,120	733,287
Emerson Electric Co	3,048	406,542
Expeditors International of Washington Inc	783	115,023
FedEx Corp	1,226	337,984
Fortive Corp	1,941	103,805
Garmin Ltd	859	167,780
GE Vernova Inc	1,479	887,060
Generac Holdings Inc*	285	43,215
General Dynamics Corp	1,383	472,474
General Electric Co	5,779	1,724,743
Honeywell International Inc	3,483	669,398
Howmet Aerospace Inc	2,187	447,438
Hubbell Inc	300	129,429
Huntington Ingalls Industries Inc	235	73,701
IDEX Corp	418	72,703
Illinois Tool Works Inc	1,445	360,210
Ingersoll Rand Inc	2,278	183,015
Jabil Inc	606	127,690
Jacobs Solutions Inc	695	93,693
JB Hunt Transport Services Inc	463	80,543

SPFIX	11 of 42

Johnson Controls International plc	3,566	414,761
Keysight Technologies Inc*	981	194,189
L3Harris Technologies Inc	1,041	290,116
Lennox International Inc	182	90,794
Lockheed Martin Corp	680	311,345
Martin Marietta Materials Inc	331	206,292
Masco Corp#	1,219	79,077
Mettler-Toledo International Inc*	115	169,823
Mohawk Industries Inc*	301	34,886
Nordson Corp	304	72,249
Norfolk Southern Corp	1,221	356,642
Northrop Grumman Corp	733	419,459
Old Dominion Freight Line Inc	1,058	143,137
Otis Worldwide Corp	2,138	189,961
Packaging Corp of America	499	101,831
Parker-Hannifin Corp	422	363,637
Pentair PLC	914	96,189
Republic Services Inc	1,123	243,758
Rockwell Automation Inc	610	241,475
RTX Corp	7,240	1,266,348
Smurfit WestRock PLC	2,795	99,754
Snap-on Inc#	293	99,635
Stanley Black & Decker Inc#	862	61,650
TE Connectivity PLC	1,607	363,423
Teledyne Technologies Inc*	260	129,875
Textron Inc	1,038	86,320
Trane Technologies PLC	1,208	509,148
TransDigm Group Inc	304	413,492
Trimble Inc*	1,310	106,660
Union Pacific Corp#	3,238	750,666
United Parcel Service Inc	4,065	389,386
Veralto Corp	1,344	136,040
Vulcan Materials Co	715	212,527
Waste Management Inc	1,984	432,254
Westinghouse Air Brake Technologies Corp	949	197,914
Xylem Inc	1,318	185,403
Total Industrial		22,666,660

Technology (33.18%)
Accenture PLC	3,392	848,000
Adobe Inc*	2,309	739,180
Advanced Micro Devices Inc*	8,787	1,911,436
Akamai Technologies Inc*	831	74,391
Analog Devices Inc	2,687	712,969
Apple Inc	79,587	22,192,835
Applied Materials Inc	4,403	1,110,657
Autodesk Inc*	1,159	351,571
Broadcom Inc	25,482	10,268,227
Broadridge Financial Solutions Inc	660	150,539
Cadence Design Systems Inc*	1,479	461,211
Cognizant Technology Solutions Corp	2,736	212,615
Crowdstrike Holdings Inc*	1,336	680,238
Datadog Inc*	865	138,409
Dayforce Inc*	855	59,081
Dell Technologies Inc	1,655	220,694
Electronic Arts Inc	1,252	252,942
EPAM Systems Inc*,#	320	59,840
Fair Isaac Corp*	135	243,787
Fidelity National Information Services Inc	2,930	192,706
Fiserv Inc*	3,044	187,115
Fortinet Inc*	3,519	285,496
Gartner Inc*	421	97,984
Hewlett Packard Enterprise Co	7,267	158,929
HP Inc	5,146	125,665
Intel Corp*	23,779	964,476
International Business Machines Corp#	5,036	1,554,009

SPFIX	12 of 42

Intuit Inc	1,515	960,631
Jack Henry & Associates Inc	412	71,886
KLA Corp	716	841,637
Lam Research Corp	6,932	1,081,392
Leidos Holdings Inc	697	133,197
Microchip Technology Inc	2,975	159,401
Micron Technology Inc	6,118	1,446,785
Microsoft Corp	39,863	19,612,995
Monolithic Power Systems Inc	267	247,821
MSCI Inc	431	242,963
NetApp Inc	1,157	129,075
NVIDIA Corp	130,855	23,161,335
NXP Semiconductors NV	693	135,093
ON Semiconductor Corp*	2,383	119,722
Oracle Corp	8,814	1,779,987
Palantir Technologies Inc*	12,269	2,066,713
Paychex Inc	1,773	198,026
Paycom Software Inc	272	43,838
PTC Inc*	681	119,468
QUALCOMM Inc	5,946	999,463
Roper Technologies Inc	593	264,608
Salesforce Inc	5,199	1,198,577
Seagate Technology Holdings PLC	1,151	318,470
ServiceNow Inc*	1,121	910,712
Skyworks Solutions Inc	824	54,343
Super Micro Computer Inc*,#	2,880	97,488
Synopsys Inc*	1,002	418,846
Take-Two Interactive Software Inc*	923	227,123
Teradyne Inc	920	167,339
Texas Instruments Inc	4,923	828,393
Tyler Technologies Inc*,#	236	110,830
Western Digital Corp#	1,916	312,940
Workday Inc*	1,184	255,294
Zebra Technologies Corp*	284	71,781
Total Technology		103,043,174

Utilities (2.45%)
The AES Corp	4,344	61,077
Alliant Energy Corp	1,436	99,759
Ameren Corp	1,535	163,247
American Electric Power Co Inc	2,950	365,122
American Water Works Co Inc	1,101	143,207
Atmos Energy Corp	820	144,623
CenterPoint Energy Inc	3,692	147,606
CMS Energy Corp	1,687	127,267
Consolidated Edison Inc	1,938	194,498
Constellation Energy Corp	1,698	618,683
Dominion Energy Inc#	4,701	295,082
DTE Energy Co	1,170	160,325
Duke Energy Corp#	4,261	528,108
Edison International	2,166	127,556
Entergy Corp	2,414	235,413
Evergy Inc	1,272	98,771
Eversource Energy	2,050	137,719
Exelon Corp	5,561	262,034
FirstEnergy Corp	2,870	136,956
NextEra Energy Inc	11,156	962,651
NiSource Inc	2,445	107,898
NRG Energy Inc	1,059	179,490
PG&E Corp	12,108	195,181
Pinnacle West Capital Corp	669	60,785
PPL Corp#	4,085	150,737
Public Service Enterprise Group Inc	2,756	230,181
Sempra	3,504	331,899
The Southern Co	5,956	542,711
Vistra Corp	1,839	328,924

SPFIX	13 of 42

WEC Energy Group Inc	1,770	198,364
Xcel Energy Inc#	3,208	263,409
Total Utilities		7,599,283

Total Common Stock (Cost $92,773,334)		313,866,796

United States Treasury Bills (1.64%)
0.000%,12/11/2025(a) (Cost $5,093,452)	5,100,000	5,094,454

Right (0.00%)
Sycamore Partners LLC*,(b) (Cost $2,128)	4,016	2,128

Collateral Received for Securities on Loan (2.75%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 4.09% (Cost $8,534,880)	8,534,880	8,534,880

Total Investments (Cost $106,403,794) (105.48%)		$327,498,258
Liabilities in Excess of Other Assets (-5.48%)		(17,020,428)
Net Assets (100.00%)		$310,477,830

* Non-income producing security.

# Loaned security; a portion of the security is on loan at November 30, 2025.

(a) A portion of these securities, a total of $399,567, have been pledged or segregated in connection with obligations for futures contracts.

(b) Level 3 security fair valued under procedures utilized by the valuation designee, represents 0% of net assets. The total value of the fair value securities is $2,128.

Futures contracts at November 30, 2025:

Contracts - $50 times premium / delivery month / commitment  / exchange

S&P 500 E-MINI	Notional Amount	Value	Unrealized Appreciation
10 / DEC 2025 / Long / CME	$3,337,450	$3,429,750	$92,300

SPFIX	14 of 42

THE UNITED STATES TREASURY TRUST
Portfolio of Investments
November 30, 2025

Security Description	Par Value	Value

United States Treasury Bills, DN(a) (100.16%)
12/04/2025	$3,200,000	$3,198,275
12/11/2025	4,150,000	4,144,500
12/18/2025	3,000,000	2,993,788
01/08/2026	3,500,000	3,485,204
01/22/2026	2,300,000	2,286,870
01/29/2026	3,100,000	3,080,264
02/12/2026	1,350,000	1,339,513
02/19/2026	600,000	594,894
02/26/2026	2,200,000	2,180,044
03/05/2026	2,600,000	2,574,096
03/12/2026	1,450,000	1,434,591
Total United States Treasury Bills, DN (Cost $27,312,038)		27,312,039

Total Investments (Cost $27,312,038) (100.16%)		$27,312,039
Other Assets (-0.16%)		(43,964)
Net Assets (100.00%)		$27,268,075

(a) Discount Note. Yield to maturity is between 3.76% - 3.97%

UTSXX	15 of 42

S&P MIDCAP INDEX FUND
Portfolio of Investments
November 30, 2025

Security Description	Shares	Value
Common Stock (103.28%)

Basic Materials (3.74%)
Alcoa Corp	$8,762	$365,726
Ashland Inc	845	44,701
Axalta Coating Systems Ltd*	7,815	235,466
Cabot Corp	1,942	121,511
Carpenter Technology Corp	1,686	537,058
Cleveland-Cliffs Inc*	17,908	233,520
Commercial Metals Co	3,734	238,155
MP Materials Corp*	4,554	282,120
NewMarket Corp	274	209,207
Olin Corp	4,313	91,004
Reliance Inc	1,754	489,927
Royal Gold Inc	2,356	480,247
RPM International Inc	4,344	465,894
Westlake Corp	619	41,355
Total Basic Materials		3,835,891

Communications (2.79%)
Chewy Inc*	5,337	185,567
Ciena Corp*	4,784	976,941
EchoStar Corp*	4,384	321,303
Frontier Communications Parent Inc*	7,861	298,089
Hims & Hers Health Inc*	6,782	269,652
Iridium Communications Inc	985	16,154
Maplebear Inc*	5,858	246,095
The New York Times Co	5,406	348,687
Nexstar Media Group Inc	1,034	198,673
Total Communications		2,861,161

Consumer, Cyclical (14.00%)
Abercrombie & Fitch Co*	1,589	155,515
Alaska Air Group Inc*	3,847	164,882
American Airlines Group Inc*	22,014	309,297
Aramark	8,769	325,944
Autoliv Inc	2,391	282,114
AutoNation Inc*	882	186,358
Bath & Body Works Inc	7,682	133,744
BJ’s Wholesale Club Holdings Inc*	4,405	393,058
Boyd Gaming Corp	2,165	180,345
Brunswick Corp	2,441	161,375
Burlington Stores Inc*	2,108	531,701
Capri Holdings Ltd*	3,971	100,744
Casey’s General Stores Inc	1,258	717,639
Cava Group Inc*	2,885	141,048
Choice Hotels International Inc#	417	38,055

SPMIX	16 of 42

Churchill Downs Inc	2,254	245,889
Columbia Sportswear Co	286	15,361
Core & Main Inc*	6,713	324,506
Crocs Inc*	2,029	172,424
Dick’s Sporting Goods Inc	2,003	413,760
Dolby Laboratories Inc	2,207	148,862
FirstCash Holdings Inc	1,416	224,309
Five Below Inc*	1,951	321,700
Floor & Decor Holdings Inc*	3,841	244,364
GameStop Corp*,#	13,927	313,775
The Gap Inc	7,538	204,054
Gentex Corp	8,067	184,170
The Goodyear Tire & Rubber Co*	5,105	44,209
Harley-Davidson Inc	4,115	100,776
Hilton Grand Vacations Inc*	1,024	43,858
Hyatt Hotels Corp	1,527	251,024
KB Home	2,461	158,316
Lear Corp	1,941	208,386
Lithia Motors Inc	867	276,434
Macy’s Inc	9,189	205,466
Marriott Vacations Worldwide Corp	589	32,159
Mattel Inc*	11,453	241,887
MSC Industrial Direct Co Inc	1,601	142,425
Murphy USA Inc	585	225,266
Ollie’s Bargain Outlet Holdings Inc*	2,046	251,883
Penske Automotive Group Inc	691	111,749
Planet Fitness Inc*	2,799	313,404
Polaris Inc	1,939	128,672
PVH Corp	1,711	145,024
RB Global Inc	6,280	616,696
RH*	534	84,153
The Scotts Miracle-Gro Co	772	43,711
Somnigroup International Inc	6,373	583,257
Taylor Morrison Home Corp*	3,297	206,689
Texas Roadhouse Inc	2,217	388,529
Thor Industries Inc	1,627	171,844
Toll Brothers Inc	3,322	464,515
Travel + Leisure Co	2,426	166,375
Vail Resorts Inc	1,363	191,106
VF Corp	12,015	210,263
Visteon Corp	1,002	103,457
Warner Music Group Corp	5,238	147,921
Watsco Inc	1,164	403,210
WESCO International Inc	1,607	429,728
Whirlpool Corp#	1,984	153,462
Wingstop Inc	995	263,406
Wyndham Hotels & Resorts Inc	2,785	203,862
YETI Holdings Inc*	385	15,970
Total Consumer, Cyclical		14,364,085

Consumer, Non-Cyclical (15.52%)
Albertsons Cos Inc	13,448	246,502
API Group Corp*	12,349	488,526
Avantor Inc*	16,295	191,140
Avis Budget Group Inc*,#	150	20,382
BellRing Brands Inc*	4,550	140,550
BioMarin Pharmaceutical Inc*	6,406	358,288
Bio-Rad Laboratories Inc*	609	197,840

SPMIX	17 of 42

The Boston Beer Co Inc*	156	30,389
The Brink’s Co	1,548	173,887
Bruker Corp	3,748	182,940
Celsius Holdings Inc*	5,523	226,112
Chemed Corp	486	213,446
Coca-Cola Consolidated Inc	1,830	298,199
Coty Inc*	6,060	20,119
Cytokinetics Inc*	4,049	275,858
Darling Ingredients Inc*	5,698	208,604
Elanco Animal Health Inc*	17,168	399,499
elf Beauty Inc*	2,000	152,340
Encompass Health Corp	3,360	390,499
The Ensign Group Inc	1,911	354,567
Envista Holdings Corp*	5,544	115,870
Euronet Worldwide Inc*	1,502	111,283
Exelixis Inc*	8,981	396,691
Flowers Foods Inc	3,622	38,864
FTI Consulting Inc*	1,059	172,776
Globus Medical Inc*	3,944	359,062
Graham Holdings Co	121	133,887
Grand Canyon Education Inc*	925	145,910
GXO Logistics Inc*	4,058	205,903
H&R Block Inc	4,748	199,986
Haemonetics Corp*	464	37,746
Halozyme Therapeutics Inc*	3,958	282,601
HealthEquity Inc*	2,885	303,444
Illumina Inc*	5,201	683,671
Ingredion Inc	2,288	246,052
Jazz Pharmaceuticals PLC*	2,023	357,120
Lantheus Holdings Inc*	2,496	146,940
LivaNova PLC*	1,005	64,129
The Marzetti Company	691	115,356
Masimo Corp*	1,592	226,749
Medpace Holdings Inc*	751	444,937
Morningstar Inc	827	177,689
Neurocrine Biosciences Inc*	3,356	510,649
Option Care Health Inc*	5,414	168,375
Paylocity Holding Corp*	1,546	227,772
Penumbra Inc*	1,301	381,414
Performance Food Group Co*	5,222	506,900
Perrigo Co PLC	1,209	16,140
Pilgrim’s Pride Corp	731	27,807
Post Holdings Inc*	1,639	170,505
Repligen Corp*	1,870	319,807
Roivant Sciences Ltd*	13,285	276,461
Service Corp International	4,745	376,895
Shift4 Payments Inc*,#	2,456	181,204
Sotera Health Co*	2,774	48,490
Sprouts Farmers Market Inc*	3,470	290,821
Tenet Healthcare Corp*	2,989	648,135
TransUnion	6,592	560,650
United Therapeutics Corp*	1,530	743,580
US Foods Holding Corp*	7,620	599,465
Valvoline Inc*	4,553	142,554
WEX Inc*	1,263	187,379
Total Consumer, Non-Cyclical		15,921,356

SPMIX	18 of 42

Energy (4.70%)
Antero Midstream Corp	11,988	215,904
Antero Resources Corp*	10,261	373,808
Chord Energy Corp	1,910	179,273
Civitas Resources Inc	2,782	81,707
CNX Resources Corp*	5,133	199,366
DT Midstream Inc	3,389	411,628
HF Sinclair Corp	5,487	290,317
Matador Resources Co	3,983	168,879
Murphy Oil Corp	4,673	149,863
Nextpower Inc*	4,845	443,899
NOV Inc	13,509	207,498
Ovintiv Inc	8,899	364,503
PBF Energy Inc	869	29,963
Permian Resources Corp	21,796	315,824
Range Resources Corp	7,947	313,827
TechnipFMC PLC	13,713	620,650
Valaris Ltd*	2,368	133,579
Viper Energy Inc	3,829	139,873
Weatherford International PLC	2,430	181,764
Total Energy		4,822,125

Financial (22.98%)
Banks (6.78%)
Associated Banc-Corp	5,947	156,347
Bank OZK	3,742	172,207
Cadence Bank	6,570	261,749
Columbia Banking System Inc	7,524	208,565
Comerica Inc	4,349	349,573
Commerce Bancshares Inc	4,373	235,748
Cullen/Frost Bankers Inc	2,278	281,834
East West Bancorp Inc	4,664	497,649
First Financial Bankshares Inc	4,562	142,517
First Horizon Corp	16,940	378,440
Flagstar Bank NA	9,983	122,192
FNB Corp	12,913	214,872
Glacier Bancorp Inc	4,062	171,823
Hancock Whitney Corp	3,052	184,921
Home BancShares Inc	6,616	185,645
International Bancshares Corp	1,981	131,697
Old National Bancorp	11,315	245,875
Pinnacle Financial Partners Inc	2,741	251,295
Prosperity Bancshares Inc	3,379	232,171
SOUTHSTATE BANK CORP	3,482	311,674
Synovus Financial Corp	5,016	241,771
Texas Capital Bancshares Inc*	1,632	147,157
UMB Financial Corp	2,414	268,147
United Bankshares Inc	4,844	180,391
Valley National Bancorp	16,910	191,421
Webster Financial Corp	5,544	330,422
Western Alliance Bancorp	3,503	285,600
Wintrust Financial Corp	2,358	316,019
Zions Bancorp NA	4,925	262,158
		6,959,880
Diversified Financial Service (3.25%)
Affiliated Managers Group Inc	1,008	270,981
Ally Financial Inc	9,345	385,949
Evercore Inc	1,268	405,849
Federated Hermes Inc	2,676	134,255

SPMIX	19 of 42

Hamilton Lane Inc	1,349	167,188
Houlihan Lokey Inc	1,813	318,000
Janus Henderson Group PLC	4,567	199,624
Jefferies Financial Group Inc	5,830	335,575
SEI Investments Co	3,134	253,415
SLM Corp	6,955	203,782
Stifel Financial Corp	3,457	421,754
Voya Financial Inc	3,447	242,324
		3,338,696
Insurance (5.18%)
American Financial Group Inc	2,342	322,540
Brighthouse Financial Inc*	2,159	141,522
CNO Financial Group Inc	3,604	147,512
Equitable Holdings Inc	10,136	473,250
Essent Group Ltd	3,287	206,292
Fidelity National Financial Inc	8,643	513,653
First American Financial Corp	3,653	240,221
The Hanover Insurance Group Inc	1,290	239,360
Kemper Corp	2,130	86,734
Kinsale Capital Group Inc	738	284,056
MGIC Investment Corp	7,691	218,040
Old Republic International Corp	7,626	351,559
Primerica Inc	1,096	282,023
Reinsurance Group of America Inc	2,205	418,663
RenaissanceRe Holdings Ltd	1,592	415,783
RLI Corp	2,958	182,390
Ryan Specialty Holdings Inc	3,774	219,156
Selective Insurance Group Inc	2,183	171,496
Unum Group	5,302	402,793
		5,317,043
Private Equity (0.40%)
The Carlyle Group Inc	7,560	412,247

Real Estate (7.37%)
Agree Realty Corp	3,709	278,991
American Homes 4 Rent	11,365	365,044
Annaly Capital Management Inc	18,910	431,148
Brixmor Property Group Inc	10,212	266,942
COPT Defense Properties	4,160	127,837
Cousins Properties Inc	6,012	154,989
CubeSmart	8,022	298,659
EastGroup Properties Inc	1,774	321,413
EPR Properties	812	42,443
Equity LifeStyle Properties Inc	6,465	406,455
First Industrial Realty Trust Inc	4,417	252,829
Gaming and Leisure Properties Inc	9,830	427,900
Healthcare Realty Trust Inc	12,127	221,075
Independence Realty Trust Inc	8,314	142,585
Jones Lang LaSalle Inc*	1,603	522,081
Kilroy Realty Corp	3,417	146,555
Kite Realty Group Trust	7,870	182,112
Lamar Advertising Co	2,937	388,829
National Storage Affiliates Trust	1,276	37,578
NNN REIT Inc	6,734	278,451
Omega Healthcare Investors Inc	9,699	445,378
Park Hotels & Resorts Inc	955	10,333
PotlatchDeltic Corp	1,271	51,145
Rayonier Inc	4,880	108,385

SPMIX	20 of 42

Rexford Industrial Realty Inc	7,687	319,856
Sabra Health Care REIT Inc	8,392	163,728
STAG Industrial Inc	6,229	244,675
Starwood Property Trust Inc	11,362	208,379
Vornado Realty Trust	5,889	216,833
WP Carey Inc	7,410	499,212
		7,561,840

Total Financial		23,589,706

Industrial (24.85%)
AAON Inc	2,393	223,698
Acuity Inc	1,026	375,947
Advanced Drainage Systems Inc	2,386	363,579
AECOM	4,482	462,229
AeroVironment Inc*	1,061	296,507
AGCO Corp	2,219	235,125
Applied Industrial Technologies Inc	1,270	328,701
AptarGroup Inc	2,198	274,201
Arrow Electronics Inc*	1,888	203,923
ATI Inc*	4,664	470,131
Avient Corp	3,380	103,394
Avnet Inc	2,974	141,295
Belden Inc	1,428	161,935
BWX Technologies Inc	3,093	553,276
Carlisle Cos Inc	1,443	458,975
Chart Industries Inc*	1,491	304,089
Clean Harbors Inc*	1,682	382,756
CNH Industrial NV	31,398	296,083
Cognex Corp	6,085	231,839
Coherent Corp*	5,260	864,008
Comfort Systems USA Inc	1,191	1,163,536
Crane Co	1,725	316,106
Crown Holdings Inc	3,893	376,959
Curtiss-Wright Corp	1,275	719,470
Donaldson Co Inc	3,943	354,476
Eagle Materials Inc	1,082	242,065
EnerSys	1,250	178,888
Entegris Inc	5,130	395,728
Esab Corp	2,035	228,408
Exponent Inc	1,800	130,140
Fabrinet*	1,212	556,805
Flex Ltd*	12,701	750,756
Flowserve Corp	4,363	311,300
Fluor Corp*	5,393	231,521
Fortune Brands Innovations Inc	4,265	220,202
GATX Corp	1,273	203,591
Graco Inc	5,607	462,241
Graphic Packaging Holding Co	10,756	174,032
Hexcel Corp	2,878	219,390
ITT Inc	2,639	485,998
Kirby Corp*	1,861	211,261
Knife River Corp*	2,028	151,776
Knight-Swift Transportation Holdings Inc	5,800	265,640
Kratos Defense & Security Solutions Inc*	5,712	434,683
Landstar System Inc	1,285	168,129
Lincoln Electric Holdings Inc	1,867	447,016
Littelfuse Inc	880	225,298

SPMIX	21 of 42

Louisiana-Pacific Corp	2,274	186,491
MasTec Inc*	2,074	443,587
The Middleby Corp*	1,577	186,401
MSA Safety Inc	1,245	200,819
Mueller Industries Inc	3,693	405,750
Novanta Inc*	1,274	144,803
nVent Electric PLC	5,446	584,192
Oshkosh Corp	2,135	273,664
Owens Corning	2,830	320,469
RBC Bearings Inc*	1,048	466,329
Regal Rexnord Corp	2,214	323,222
Ryder System Inc	1,360	235,566
Saia Inc*	933	262,695
Sensata Technologies Holding PLC	5,188	166,379
Silgan Holdings Inc	2,879	114,124
Simpson Manufacturing Co Inc	1,495	250,233
Sonoco Products Co	3,575	150,758
Sterling Infrastructure Inc*	1,000	344,310
TD SYNNEX Corp	2,672	407,427
Terex Corp	2,474	114,324
Tetra Tech Inc	8,767	304,566
The Timken Co	2,291	186,464
TopBuild Corp*	946	428,065
The Toro Co	3,292	229,584
Trex Co Inc*	3,838	134,253
UFP Industries Inc	1,954	181,702
Universal Display Corp	1,581	188,028
Valmont Industries Inc	658	271,734
Vontier Corp	5,327	193,264
Watts Water Technologies Inc	970	267,604
Woodward Inc	2,000	600,060
XPO Inc*	4,057	576,337
Total Industrial		25,500,310

Technology (11.04%)
Allegro MicroSystems Inc*	4,884	130,354
Amkor Technology Inc	4,077	148,362
Appfolio Inc*	824	188,103
ASGN Inc*	783	35,243
Bentley Systems Inc	5,041	211,520
BILL Holdings Inc*	3,103	155,615
Blackbaud Inc*	681	38,395
CACI International Inc*	744	459,122
Cirrus Logic Inc*	1,712	206,022
Commvault Systems Inc*	1,576	194,636
Concentrix Corp	841	30,453
Crane NXT Co	1,744	98,187
Docusign Inc*	6,741	467,488
Doximity Inc*	4,662	239,813
Dropbox Inc*	6,175	184,509
Duolingo Inc*	1,340	256,489
Dynatrace Inc*	10,059	448,229
ExlService Holdings Inc*	5,777	229,520
Genpact Ltd	5,407	238,232
Guidewire Software Inc*	2,849	615,327
IPG Photonics Corp*	478	38,068
KBR Inc	4,726	194,806
Kyndryl Holdings Inc*	8,341	215,448

SPMIX	22 of 42

Lattice Semiconductor Corp*	4,567	320,649
Lumentum Holdings Inc*	2,328	756,972
MACOM Technology Solutions Holdings Inc*	2,107	368,704
Manhattan Associates Inc*	2,046	361,017
Maximus Inc	2,048	176,312
MKS Inc	2,240	350,314
Nutanix Inc*	9,190	439,282
Okta Inc*	5,577	448,000
Onto Innovation Inc*	1,752	250,816
Parsons Corp*	1,674	141,754
Pegasystems Inc	3,176	173,950
Power Integrations Inc	525	17,640
Pure Storage Inc*	10,507	934,703
Qualys Inc*	1,297	182,682
Rambus Inc*	3,780	361,255
Science Applications International Corp	1,672	144,143
Silicon Laboratories Inc*	1,151	146,845
Synaptics Inc*	695	47,614
Twilio Inc*	5,119	663,883
ZoomInfo Technologies Inc*	1,581	15,684
Total Technology		11,326,160

Utilities (3.66%)
ALLETE Inc	2,053	138,824
Black Hills Corp	2,592	191,264
Essential Utilities Inc	9,051	358,329
IDACORP Inc	1,908	251,436
National Fuel Gas Co	3,014	248,504
New Jersey Resources Corp	3,668	176,357
Northwestern Energy Group Inc	2,175	150,271
OGE Energy Corp	6,719	307,596
ONE Gas Inc	2,009	168,234
Ormat Technologies Inc	2,058	232,369
Portland General Electric Co	3,906	198,503
Southwest Gas Holdings Inc	2,137	177,478
Spire Inc	2,139	189,644
Talen Energy Corp*	1,524	600,867
TXNM Energy Inc	3,231	188,852
UGI Corp	4,577	181,020
Total Utilities		3,759,548

Total Common Stock (Cost $65,341,557)		105,980,342

United States Treasury Bills (1.46%)
0.000%, 12/11/2025(a) (Cost $1,498,082)	1,500,000	1,498,369

Collateral Received for Securities on Loan (0.50%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 4.09% (Cost $513,256)	513,256	513,256

Total Investments (Cost $67,352,896) (105.24%)		$107,991,967
Liabilities in Excess of Other Assets (-5.24%)		(5,378,795)
Net Assets (100.00%)		$102,613,172

* Non-income producing security.

# Loaned security; a portion of the security is on loan at November 30, 2025.

(a) A portion of these securities, a total of $199,784, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at November 30, 2025:

Contracts - $100 times premium / delivery month / commitment / exchange

S&P MidCap E-MINI	Notional Amount	Value	Unrealized Appreciation
4 / DEC 2025 / Long / CME	$1,275,300	$1,325,760	$50,460

SPMIX	23 of 42

S&P SMALLCAP INDEX FUND
Portfolio of Investments
November 30, 2025

Security Description	Shares	Value
Common Stock (104.30%)

Basic Materials (4.53%)
AdvanSix Inc	$1,043	$16,052
Balchem Corp	1,059	165,426
Celanese Corp	3,573	148,815
Century Aluminum Co*	2,029	60,809
The Chemours Co	5,552	71,010
Eastman Chemical Co	3,898	241,988
Element Solutions Inc	7,711	199,869
FMC Corp	4,076	58,246
Hawkins Inc	679	88,284
HB Fuller Co	1,761	102,631
Hecla Mining Co	21,579	362,959
Ingevity Corp*	1,383	72,234
Innospec Inc	911	68,106
Kaiser Aluminum Corp	606	58,206
Koppers Holdings Inc	801	23,766
Minerals Technologies Inc	1,065	62,462
Quaker Chemical Corp	488	67,271
Rogers Corp*	646	54,141
Sensient Technologies Corp	1,385	135,024
Stepan Co	805	36,491
Sylvamo Corp	1,246	59,023
Total Basic Materials		2,152,813

Communications (5.00%)
A10 Networks Inc	2,694	46,391
Angi Inc*	1,449	16,548
Cable One Inc	191	22,383
Calix Inc*	2,139	118,223
Cargurus Inc*	3,039	107,216
Cars.com Inc*	2,248	26,077
Cogent Communications Holdings Inc	1,530	29,192
ePlus Inc	895	80,192
Etsy Inc*	3,234	175,347
Extreme Networks Inc*	4,783	83,703
Gogo Inc*	2,174	15,544
Harmonic Inc*	4,401	42,074
HealthStream Inc	938	23,591
IAC Inc*	2,368	83,046
InterDigital Inc	842	301,226
Lumen Technologies Inc*	30,810	249,869
Q2 Holdings Inc*	2,079	149,958
QuinStreet Inc*	2,158	30,126
Scholastic Corp	975	28,802
Shenandoah Telecommunications Co	1,790	19,565
Sprinklr Inc*	4,052	29,296
TEGNA Inc	5,250	102,480
Telephone and Data Systems Inc	3,207	129,146
TripAdvisor Inc*	4,275	63,569
Viasat Inc*	4,558	156,476
Viavi Solutions Inc*	7,579	135,967
Yelp Inc*	1,955	56,519
Ziff Davis Inc*	1,562	51,265
Total Communications		2,373,791

SMCIX	24 of 42

Consumer, Cyclical (15.52%)
Academy Sports & Outdoors Inc	2,389	115,269
Acushnet Holdings Corp	949	79,811
Adient PLC*	3,042	59,197
Advance Auto Parts Inc	2,150	111,542
Allegiant Travel Co*	568	43,168
American Axle & Manufacturing Holdings Inc*	4,591	30,163
American Eagle Outfitters Inc	5,730	116,892
Asbury Automotive Group Inc*	641	149,077
BJ’s Restaurants Inc*	847	32,482
Bloomin’ Brands Inc	2,953	20,966
Boot Barn Holdings Inc*	997	193,239
BorgWarner Inc	7,062	304,090
Brinker International Inc*	1,450	222,996
The Buckle Inc	1,123	63,427
Caesars Entertainment Inc*	6,925	161,145
CarMax Inc*	5,095	196,973
Carter’s Inc	1,381	44,068
Cavco Industries Inc*	258	153,678
Central Garden & Pet Co*	1,773	54,857
Century Communities Inc	842	54,974
Champion Homes Inc*	1,958	168,075
The Cheesecake Factory Inc	1,656	78,925
Cinemark Holdings Inc	3,625	99,253
Cracker Barrel Old Country Store Inc#	828	23,921
Dana Inc	3,349	75,051
Dave & Buster’s Entertainment Inc*	1,126	19,694
Dorman Products Inc*	906	119,837
Dream Finders Homes Inc*	1,080	21,352
Ethan Allen Interiors Inc	836	19,763
Fox Factory Holding Corp*	1,574	23,279
Freshpet Inc*	1,656	94,657
Gentherm Inc*	1,122	40,022
G-III Apparel Group Ltd*	1,546	45,066
Golden Entertainment Inc	829	24,887
Green Brick Partners Inc*	1,088	73,853
Group 1 Automotive Inc	413	165,630
Hanesbrands Inc*	12,701	82,175
HNI Corp	1,672	69,421
Installed Building Products Inc	744	199,407
Interface Inc	2,276	63,523
JetBlue Airways Corp*	11,648	53,231
Kohl’s Corp	4,034	99,196
Kontoor Brands Inc	1,668	124,016
La-Z-Boy Inc	1,503	58,497
LCI Industries	823	93,550
Leggett & Platt Inc	4,913	50,407
LGI Homes Inc*	739	38,443
M/I Homes Inc*	861	118,465
Madison Square Garden Sports Corp*	607	138,414
MarineMax Inc*	678	15,852
Meritage Homes Corp	2,322	169,692
MillerKnoll Inc	2,433	38,514
Monarch Casino & Resort Inc	483	46,648
National Vision Holdings Inc*	2,998	86,492
Newell Brands Inc	15,586	56,889
OPENLANE Inc*	3,872	98,504
Oxford Industries Inc	559	21,331
Papa John’s International Inc	1,274	53,597
Patrick Industries Inc	1,086	117,527

SMCIX	25 of 42

PC Connection Inc	428	24,841
Penn Entertainment Inc*	4,585	68,041
Phinia Inc	1,320	71,399
PriceSmart Inc	916	112,760
Pursuit Attractions and Hospitality Inc*	790	27,121
Red Rock Resorts Inc	1,700	99,569
Resideo Technologies Inc*	4,466	147,333
Rush Enterprises Inc	1,998	104,016
Sabre Corp*	13,395	21,566
Sally Beauty Holdings Inc*	3,359	53,274
ScanSource Inc*	746	30,676
Shake Shack Inc*	1,313	114,861
Shoe Carnival Inc	840	13,877
Signet Jewelers Ltd	1,342	134,415
Six Flags Entertainment Corp*	3,446	52,310
SkyWest Inc*	1,317	133,702
Sonic Automotive Inc	556	35,045
Sonos Inc*	3,945	73,219
Standard Motor Products Inc	766	28,756
Steven Madden Ltd	2,616	109,296
Sun Country Airlines Holdings Inc*	1,810	24,797
Topgolf Callaway Brands Corp*	5,130	66,074
Tri Pointe Homes Inc*	2,855	97,413
UniFirst Corp	548	94,557
United Parks & Resorts Inc*	933	33,672
Urban Outfitters Inc*	1,755	129,993
Victoria’s Secret & Co*	2,606	107,706
The Wendy’s Co	5,370	45,377
Winnebago Industries Inc	1,130	40,895
Wolverine World Wide Inc	2,980	48,306
XPEL Inc*	828	38,485
Total Consumer, Cyclical		7,378,422

Consumer, Non-Cyclical (18.23%)
ABM Industries Inc	2,031	87,333
Acadia Healthcare Co Inc*	3,074	52,873
ACADIA Pharmaceuticals Inc*	4,462	111,728
AdaptHealth Corp*	3,607	34,844
Addus HomeCare Corp*	681	81,856
ADMA Biologics Inc*	8,568	164,334
Adtalem Global Education Inc*	1,173	108,573
Alarm.com Holdings Inc*	1,807	93,892
Alkermes PLC*	5,387	159,347
AMN Healthcare Services Inc*	1,437	23,926
Amphastar Pharmaceuticals Inc*	1,482	41,051
The Andersons Inc	1,254	64,581
ANI Pharmaceuticals Inc*	626	53,116
Arcus Biosciences Inc*	2,383	62,196
Arlo Technologies Inc*	3,668	53,186
Arrowhead Pharmaceuticals Inc*	4,765	251,116
Artivion Inc*	1,472	68,684
Astrana Health Inc*	1,622	37,371
Avanos Medical Inc*	2,108	24,748
Azenta Inc*	1,385	49,251
BioLife Solutions Inc*	1,405	37,233
BrightSpring Health Services Inc*	3,263	117,990
Cal-Maine Foods Inc	1,512	125,980
Catalyst Pharmaceuticals Inc*	3,906	91,439
Certara Inc*	4,198	38,454
The Chefs’ Warehouse Inc*	1,338	82,046
Collegium Pharmaceutical Inc*	1,069	49,901
Concentra Group Holdings Parent Inc	3,319	68,239

SMCIX	26 of 42

CONMED Corp	1,202	52,191
Corcept Therapeutics Inc*	3,060	242,964
CoreCivic Inc*	4,016	72,489
CorVel Corp*	1,005	73,546
Cytek Biosciences Inc*	4,159	23,498
Deluxe Corp	1,636	33,244
Dynavax Technologies Corp*	4,011	45,605
Edgewell Personal Care Co	1,894	33,827
Embecta Corp	2,125	27,104
Enovis Corp*	2,144	64,899
EVERTEC Inc	2,422	69,996
Fortrea Holdings Inc*	3,082	39,172
Fresh Del Monte Produce Inc	1,267	45,789
GEO Group Inc/The*	5,057	79,698
Glaukos Corp*	2,015	214,174
Grocery Outlet Holding Corp*	3,620	40,291
Harmony Biosciences Holdings Inc*	1,410	49,759
Healthcare Services Group Inc*	2,715	50,988
Heidrick & Struggles International Inc	770	45,330
Helen of Troy Ltd*	890	16,866
Hertz Global Holdings Inc*,#	4,505	23,606
ICU Medical Inc*	854	126,768
Innoviva Inc*	2,079	45,177
Inspire Medical Systems Inc*	878	109,232
Integer Holdings Corp*	1,246	89,936
Integra LifeSciences Holdings Corp*	2,605	34,178
Interparfums Inc	650	52,826
J & J Snack Foods Corp	606	55,964
John B Sanfilippo & Son Inc	404	29,343
John Wiley & Sons Inc	1,609	58,503
Korn Ferry	1,707	112,269
Krystal Biotech Inc*	840	183,120
LeMaitre Vascular Inc	707	58,646
Ligand Pharmaceuticals Inc*	684	138,975
ManpowerGroup Inc	1,571	45,182
MarketAxess Holdings Inc	1,244	203,879
Matthews International Corp	1,194	29,301
Merit Medical Systems Inc*	1,932	167,292
MGP Ingredients Inc	549	12,523
Mister Car Wash Inc*	3,644	19,459
Monro Inc	1,416	26,493
Myriad Genetics Inc*	3,903	29,780
National Beverage Corp*	883	30,075
National HealthCare Corp	481	65,555
Neogen Corp*	7,336	43,869
NeoGenomics Inc*	5,020	60,742
Omnicell Inc*	1,559	56,919
Organon & Co	9,570	73,785
Pacira BioSciences Inc*	1,566	36,911
Payoneer Global Inc*	9,883	57,124
Pediatrix Medical Group Inc*	3,218	77,522
Perdoceo Education Corp	1,992	55,696
Phibro Animal Health Corp	691	28,939
Prestige Consumer Healthcare Inc*	1,606	95,637
Privia Health Group Inc*	3,773	91,948
PROG Holdings Inc	1,449	41,702
Progyny Inc*	2,753	72,597
Protagonist Therapeutics Inc*	1,908	171,720
Quanex Building Products Corp	1,564	20,269
QuidelOrtho Corp*	2,086	57,052
RadNet Inc*	2,361	195,467
Reynolds Consumer Products Inc	1,856	46,363

SMCIX	27 of 42

Robert Half Inc	3,263	88,232
Sarepta Therapeutics Inc*	3,313	70,699
Select Medical Holdings Corp	4,113	63,710
The Simply Good Foods Co*	3,498	68,841
STAAR Surgical Co*	1,830	48,568
Strategic Education Inc	889	69,360
Stride Inc*	1,405	89,260
Supernus Pharmaceuticals Inc*	1,830	83,430
Tandem Diabetes Care Inc*	2,401	50,445
Teleflex Inc	1,442	164,994
TG Therapeutics Inc*	4,428	147,275
Tootsie Roll Industries Inc	667	25,586
TransMedics Group Inc*	1,112	162,697
TreeHouse Foods Inc*	1,740	41,569
UFP Technologies Inc*	284	64,380
United Natural Foods Inc*	2,056	76,709
Universal Corp	960	50,650
Upbound Group Inc	1,962	35,159
US Physical Therapy Inc	588	43,424
Veracyte Inc*	2,846	134,730
Vericel Corp*	1,713	68,948
Verra Mobility Corp*	5,726	124,941
Vestis Corp	3,804	24,650
Vir Biotechnology Inc*	3,582	22,996
WD-40 Co	459	89,872
WillScot Holdings Corp	5,777	114,096
Xencor Inc*	2,742	47,491
Total Consumer, Non-Cyclical		8,661,774

Energy (5.55%)
Alpha Metallurgical Resources Inc*	372	59,226
Archrock Inc	5,711	140,148
Atlas Energy Solutions Inc	2,364	20,378
Bristow Group Inc*	892	33,459
California Resources Corp	2,605	124,467
Comstock Resources Inc*	2,582	69,353
Core Laboratories Inc	2,054	31,015
Core Natural Resources Inc	1,679	134,320
Crescent Energy Co	5,988	56,467
CVR Energy Inc*	1,024	35,359
DNOW Inc*	4,029	56,245
Enphase Energy Inc*	4,313	124,430
Helix Energy Solutions Group Inc*	5,581	37,169
Helmerich & Payne Inc	3,561	99,352
Innovex International Inc*	1,307	28,780
Kinetik Holdings Inc#	686	23,790
Kodiak Gas Services Inc	2,191	77,123
Liberty Energy Inc	5,869	104,351
Magnolia Oil & Gas Corp	6,047	139,928
Noble Corp PLC	4,260	130,441
Northern Oil & Gas Inc	3,630	81,276
Oceaneering International Inc*	3,663	89,377
Par Pacific Holdings Inc*	1,852	84,544
Patterson-UTI Energy Inc	12,876	74,810
Peabody Energy Corp	3,968	108,088
REX American Resources Corp*	1,130	37,279
SM Energy Co	4,242	80,810
SolarEdge Technologies Inc*,#	2,118	77,371
SunCoke Energy Inc	3,134	20,434
Sunrun Inc*	7,530	152,483
Talos Energy Inc*	4,854	55,627
Tidewater Inc*	1,654	89,349

SMCIX	28 of 42

Vital Energy Inc*	1,053	18,880
Warrior Met Coal Inc	1,784	139,669
Total Energy		2,635,798

Financial (26.67%)
Banks (7.61%)
Ameris Bancorp	2,095	158,717
Atlantic Union Bankshares Corp	4,838	163,670
BancFirst Corp	707	78,364
The Bancorp Inc*	1,677	107,445
Bank of Hawaii Corp	1,297	85,005
BankUnited Inc	2,732	118,050
Banner Corp	1,249	78,450
Cathay General Bancorp	2,518	121,972
Central Pacific Financial Corp	989	29,413
City Holding Co	520	63,081
Community Financial System Inc	1,925	109,263
Customers Bancorp Inc*	1,055	72,690
CVB Financial Corp	4,652	91,551
Dime Community Bancshares Inc	1,423	40,342
Eagle Bancorp Inc	1,094	20,753
FB Financial Corp	1,366	76,305
First BanCorp	5,202	102,844
First Bancorp/Southern Pines NC	1,487	75,852
First Commonwealth Financial Corp	3,985	64,756
First Financial Bancorp	3,491	86,856
First Hawaiian Inc	4,067	101,350
Fulton Financial Corp	5,943	107,865
Hanmi Financial Corp	1,174	32,426
Heritage Financial Corp	1,300	31,122
Hilltop Holdings Inc	1,497	51,377
Hope Bancorp Inc	4,715	50,073
Independent Bank Corp	1,553	111,894
Lakeland Financial Corp	996	58,027
National Bank Holdings Corp	1,406	52,317
NBT Bancorp Inc	1,842	76,369
OFG Bancorp	1,678	66,667
Park National Corp	466	71,554
Pathward Financial Inc	886	63,703
Preferred Bank	415	39,180
Renasant Corp	2,400	85,056
S&T Bancorp Inc	1,494	58,983
Seacoast Banking Corp of Florida	2,946	92,976
ServisFirst Bancshares Inc	1,639	116,582
Simmons First National Corp	4,593	85,200
Southside Bancshares Inc	1,075	31,530
Stellar Bancorp Inc	1,704	53,863
Tompkins Financial Corp	472	32,620
Triumph Financial Inc*	855	46,692
TrustCo Bank Corp NY	742	31,260
Trustmark Corp	2,211	86,008
United Community Banks Inc	3,964	121,140
Walker & Dunlop Inc	1,172	75,758
Westamerica BanCorp	864	41,455
		3,618,426
Diversified Financial Service (4.72%)
Acadian Asset Management Inc	899	40,311
Air Lease Corp	3,428	219,152
Artisan Partners Asset Management Inc	2,539	105,318
BGC Group Inc	11,907	103,591
Bread Financial Holdings Inc	1,671	113,177
Cohen & Steers Inc	1,012	64,009

SMCIX	29 of 42

Enact Holdings Inc	1,038	40,181
Encore Capital Group Inc*	902	46,805
Enova International Inc*	816	106,969
EZCORP Inc*	1,966	37,904
Moelis & Co	2,420	155,291
Navient Corp	2,615	32,426
Piper Sandler Cos	542	182,058
PJT Partners Inc	866	145,497
PRA Group Inc*	1,730	28,026
Radian Group Inc	4,420	157,131
StepStone Group Inc	2,167	136,868
StoneX Group Inc*	1,583	143,436
Victory Capital Holdings Inc	1,713	107,731
Virtu Financial Inc	2,594	92,761
Virtus Investment Partners Inc	259	41,334
The Western Union Co	10,965	96,382
WisdomTree Inc	4,321	47,704
		2,244,062
Insurance (3.29%)
AMERISAFE Inc	707	28,846
Assured Guaranty Ltd	1,460	132,188
Employers Holdings Inc	969	38,615
Genworth Financial Inc*	13,395	116,269
Goosehead Insurance Inc	884	63,250
HCI Group Inc	329	58,480
Horace Mann Educators Corp	1,381	63,222
Jackson Financial Inc	2,273	222,777
Lincoln National Corp	5,506	226,517
Mercury General Corp	954	88,836
NMI Holdings Inc*	2,531	96,558
Palomar Holdings Inc*	969	120,359
ProAssurance Corp*	1,867	44,957
Safety Insurance Group Inc	576	43,788
SiriusPoint Ltd*	3,428	71,302
Stewart Information Services Corp	950	72,799
Trupanion Inc*	1,300	45,877
United Fire Group Inc	744	27,193
		1,561,833
Investment Companies (0.89%)
Cleanspark Inc*	9,173	138,512
HA Sustainable Infrastructure Capital Inc	4,311	148,126
MARA Holdings Inc*	11,494	135,744
		422,382
Real Estate (8.69%)
Acadia Realty Trust	4,113	84,604
Alexander & Baldwin Inc	2,836	44,327
American Assets Trust Inc	1,855	36,173
Apollo Commercial Real Estate Finance Inc	4,907	49,708
Apple Hospitality REIT Inc	8,157	96,987
Arbor Realty Trust Inc	7,181	63,983
Armada Hoffler Properties Inc	3,138	20,617
ARMOUR Residential REIT Inc	2,976	52,140
Blackstone Mortgage Trust Inc	5,204	101,322
Brandywine Realty Trust	6,521	22,367
CareTrust REIT Inc	7,479	280,687
Centerspace	663	44,262
Curbline Properties Corp	3,500	83,790
Cushman & Wakefield Ltd*	7,831	131,169
DiamondRock Hospitality Co	6,958	63,387
Douglas Emmett Inc	6,121	74,615
Easterly Government Properties Inc	1,500	32,700
Ellington Financial Inc	3,507	48,046

SMCIX	30 of 42

Elme Communities	3,350	58,156
Essential Properties Realty Trust Inc	6,621	209,621
eXp World Holdings Inc	3,302	37,478
Four Corners Property Trust Inc	3,618	86,977
Franklin BSP Realty Trust Inc	3,116	32,469
Getty Realty Corp	1,834	52,214
Global Net Lease Inc	5,985	49,137
Highwoods Properties Inc	3,527	98,051
Innovative Industrial Properties Inc	1,070	52,912
JBG SMITH Properties	2,014	36,715
Kennedy-Wilson Holdings Inc	4,615	44,904
KKR Real Estate Finance Trust Inc	2,207	18,737
LTC Properties Inc	1,681	61,340
LXP Industrial Trust	1,930	93,605
The Macerich Co	8,435	146,432
Marcus & Millichap Inc	879	25,755
Medical Properties Trust Inc	16,086	92,655
Millrose Properties Inc#	3,924	119,525
NexPoint Residential Trust Inc	954	30,347
Outfront Media Inc	4,993	117,485
Pebblebrook Hotel Trust	3,747	42,491
PennyMac Mortgage Investment Trust	3,307	42,462
Phillips Edison & Co Inc	4,099	145,515
Ready Capital Corp	4,920	12,448
Redwood Trust Inc	5,524	30,437
Ryman Hospitality Properties Inc	1,873	178,740
Safehold Inc	1,280	17,754
SITE Centers Corp	1,910	14,058
SL Green Realty Corp	2,317	109,200
The St Joe Co	1,443	87,056
Summit Hotel Properties Inc	5,009	26,848
Sunstone Hotel Investors Inc	7,281	68,150
Tanger Inc	4,012	134,723
Terreno Realty Corp	3,371	211,665
Two Harbors Investment Corp	3,852	39,059
Urban Edge Properties	4,105	78,898
Veris Residential Inc	3,077	46,340
Xenia Hotels & Resorts Inc	3,252	45,463
		4,126,706
Savings&Loans (1.47%)
Axos Financial Inc*	1,923	158,032
Banc of California Inc	4,597	84,769
Beacon Financial Corp	3,072	78,612
Capitol Federal Financial Inc	4,612	30,485
Northwest Bancshares Inc	4,974	59,489
Provident Financial Services Inc	4,263	81,764
WaFd Inc	2,879	91,149
WSFS Financial Corp	2,039	113,797
		698,097

Total Financial		12,671,506

Industrial (18.59%)
AAR Corp*	1,156	96,191
Advanced Energy Industries Inc	1,228	259,341
Alamo Group Inc	375	60,139
Albany International Corp	1,134	54,069
American Woodmark Corp*	608	33,519
Apogee Enterprises Inc	856	31,167
ArcBest Corp	822	52,748
Arcosa Inc	1,600	170,464
Armstrong World Industries Inc	1,411	267,723

SMCIX	31 of 42

Astec Industries Inc	833	36,869
AZZ Inc	979	103,206
Badger Meter Inc	961	171,577
Benchmark Electronics Inc	1,219	54,770
Boise Cascade Co	1,351	103,000
Brady Corp	1,428	111,727
Cactus Inc	2,436	104,553
CSW Industrials Inc	548	148,985
CTS Corp	1,185	50,161
Dorian LPG Ltd	1,330	32,957
DXP Enterprises Inc*	499	46,901
Dycom Industries Inc*	944	341,284
Energizer Holdings Inc	1,982	36,132
Enerpac Tool Group Corp	1,988	75,286
Enpro Inc	687	153,098
Enviri Corp*	3,023	55,442
ESCO Technologies Inc	842	179,270
Everus Construction Group Inc*	1,664	153,021
Federal Signal Corp	1,984	226,176
Forward Air Corp*	746	17,136
Franklin Electric Co Inc	1,248	118,747
Frontdoor Inc*	2,377	128,192
Gates Industrial Corp PLC*	7,814	177,847
Gibraltar Industries Inc*	1,002	50,060
Granite Construction Inc	1,429	153,660
The Greenbrier Cos Inc	1,215	54,043
Griffon Corp	1,327	99,525
Hayward Holdings Inc*	5,369	88,320
Hillenbrand Inc	2,393	76,193
Hub Group Inc	2,220	85,625
Ichor Holdings Ltd*	1,323	22,226
Insteel Industries Inc	659	20,152
International Seaways Inc	1,374	72,781
Itron Inc*	1,492	147,768
JBT Marel Corp	1,688	237,215
Kadant Inc	425	118,201
Kennametal Inc	2,738	75,788
Knowles Corp*	3,123	70,205
Lindsay Corp	425	48,845
Marten Transport Ltd	2,137	21,904
Masterbrand Inc*	4,962	55,029
Materion Corp	747	91,276
Matson Inc	1,037	113,012
Mercury Systems Inc*	1,838	128,458
Mirion Technologies Inc*	8,164	212,427
Moog Inc	927	212,913
Mueller Water Products Inc	4,316	104,620
MYR Group Inc*	506	113,506
O-I Glass Inc*	5,632	75,919
OSI Systems Inc*	535	144,905
Plexus Corp*	880	125,796
Powell Industries Inc	338	109,248
Proto Labs Inc*	949	48,228
Ralliant Corp	3,679	181,632
RXO Inc*	5,000	66,100
Sanmina Corp*	1,739	271,571
Schneider National Inc	1,836	41,512
Sealed Air Corp	4,800	206,160
SPX Technologies Inc*	1,612	346,644
Standex International Corp	393	96,348
Sturm Ruger & Co Inc	623	18,765
Tennant Co	627	45,853

SMCIX	32 of 42

Trinity Industries Inc	2,744	72,771
TTM Technologies Inc*	3,371	236,577
Uniti Group Inc*	5,748	36,615
Vicor Corp*	777	69,425
Vishay Intertechnology Inc	4,316	59,000
Werner Enterprises Inc	2,031	51,912
World Kinect Corp	2,105	48,794
Worthington Enterprises Inc	1,172	64,296
Worthington Steel Inc	1,357	45,799
Zurn Elkay Water Solutions Corp	5,076	242,125
Total Industrial		8,831,445

Technology (7.84%)
ACI Worldwide Inc*	3,367	157,778
ACM Research Inc*	1,753	58,568
Adeia Inc	4,253	52,610
Agilysys Inc*	839	103,163
Alpha & Omega Semiconductor Ltd*	927	18,800
Amentum Holdings Inc*	4,826	138,168
Axcelis Technologies Inc*	1,025	84,839
BlackLine Inc*	1,896	108,053
Box Inc*	4,726	139,606
CEVA Inc*	810	17,488
Clear Secure Inc	2,831	100,501
Cohu Inc*	1,585	38,547
CSG Systems International Inc	1,009	79,479
Digi International Inc*	1,375	57,516
DigitalOcean Holdings Inc*	2,256	100,437
Diodes Inc*	1,515	70,008
Donnelley Financial Solutions Inc*	986	48,373
DoubleVerify Holdings Inc*	5,089	53,638
DXC Technology Co*	6,562	86,618
FormFactor Inc*	2,516	138,430
Grid Dynamics Holdings Inc*	2,423	21,225
Impinj Inc*	845	145,230
Insight Enterprises Inc*	1,029	89,081
Kulicke & Soffa Industries Inc	1,895	85,483
LiveRamp Holdings Inc*	2,484	71,663
MaxLinear Inc*	2,880	44,842
N-able Inc*	2,748	19,786
NCR Atleos Corp*	2,638	97,791
NCR Voyix Corp*	5,336	53,947
NetScout Systems Inc*	2,228	59,889
PDF Solutions Inc*	1,379	37,371
Penguin Solutions Inc*	1,860	37,628
Photronics Inc*	2,042	46,782
Pitney Bowes Inc	6,063	59,781
Progress Software Corp*	1,571	65,055
Qorvo Inc*	2,751	236,283
Schrodinger Inc*	2,104	36,946
Semtech Corp*	2,827	209,650
SiTime Corp*	740	220,298
SPS Commerce Inc*	1,237	103,067
Teradata Corp*	3,208	91,877
Ultra Clean Holdings Inc*	1,539	39,029
Veeco Instruments Inc*	2,042	59,688
Waystar Holding Corp*	3,829	141,328
Total Technology		3,726,340

Utilities (2.37%)
American States Water Co	1,381	101,876
Avista Corp	2,926	121,078

SMCIX	33 of 42

California Water Service Group	1,944	88,199
Chesapeake Utilities Corp	832	115,698
Clearway Energy Inc - Class A	1,351	46,204
Clearway Energy Inc - Class C	2,827	103,525
H2O America	1,162	53,952
MDU Resources Group Inc	6,668	142,162
MGE Energy Inc	1,240	102,697
Middlesex Water Co	674	34,583
Northwest Natural Holding Co	1,515	74,947
Otter Tail Corp	1,367	112,367
Unitil Corp	603	30,289
Total Utilities		1,127,577

Total Common Stock (Cost $36,889,371)		49,559,466

United States Treasury Bills (3.78%)
0.000%, 12/11/2025(a) (Cost $1,797,674)	1,800,000	1,798,043

Right (0.00%)
OmniAb Inc - 15*,(b)	401	—
OmniAb Inc - 12.5*,(b)	401	—
		—
Collateral Received for Securities on Loan (0.38%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 4.09% (Cost $178,646)	178,646	178,646

Total Investments (Cost $38,865,691) (108.46%)		$51,536,155
Liabilities in Excess of Other Assets (-8.46%)		(4,021,560)
Net Assets (100.00%)		$47,514,595

* Non-income producing security.

# Loaned security; a portion of the security is on loan at November 30, 2025.

(a) A portion of these securities, a total of $99,892, have been pledged or segregated in connection with obligations for futures contracts.

(b)  Level 3 security fair valued under procedures utilized by the valuation designee, represents 0% of net assets. The total value of the fair value securities is $0.

Futures contracts at November 30, 2025:

Contracts - $50 times premium / delivery month / commitment / exchange

Russell 2000 E-MINI	Notional Amount	Value	Unrealized Appreciation
14 / DEC 2025 / Long / CME	$1,733,425	$1,753,570	$20,145

SMCIX	34 of 42

SHELTON EQUITY INCOME FUND
Portfolio of Investments
November 30, 2025

Security Description	Shares	Value
Common Stock (90.50%)

Basic Materials (1.95%)
CF Industries Holdings Inc(a)	$67,800	$5,335,860
Linde PLC(a)	20,600	8,452,592
Newmont Corp(a)	70,100	6,360,173
Total Basic Materials		20,148,625

Communications (18.47%)
Alphabet Inc(a)	119,100	38,133,438
Amazon.com Inc*,(a)	53,100	12,383,982
Arista Networks Inc*,(a)	147,900	19,327,572
AT&T Inc(a)	268,400	6,983,768
Booking Holdings Inc(a)	1,600	7,863,504
Cisco Systems Inc(a)	210,900	16,226,646
Comcast Corp(a)	334,400	8,925,136
Corning Inc(a)	37,000	3,115,400
eBay Inc(a)	79,900	6,614,921
Meta Platforms Inc(a)	23,400	15,162,030
Netflix Inc*,(a)	143,000	15,383,940
Palo Alto Networks Inc*,(a)	67,400	12,814,762
Uber Technologies Inc*,(a)	56,800	4,972,272
Verizon Communications Inc(a)	95,700	3,934,227
The Walt Disney Co(a)	179,800	18,783,706
Total Communications		190,625,304

Consumer, Cyclical (9.75%)
Amerityre Corp*,#	20,000,000	740,000
AutoZone Inc*,(a)	1,400	5,536,062
Chipotle Mexican Grill Inc*,(a)	154,000	5,316,080
Costco Wholesale Corp(a)	6,800	6,212,412
Deckers Outdoor Corp*,(a)	29,400	2,588,082
Domino’s Pizza Inc(a)	1,900	797,297
DR Horton Inc(a)	33,000	5,247,330
Fastenal Co(a)	61,400	2,480,560
General Motors Co(a)	59,000	4,337,680
Hilton Worldwide Holdings Inc(a)	26,400	7,524,792
The Home Depot Inc(a)	37,700	13,455,884
NIKE Inc(a)	22,100	1,428,323
O’Reilly Automotive Inc*,(a)	61,000	6,203,700
Target Corp(a)	12,700	1,150,874
Tesla Inc*,(a)	19,400	8,345,298
Ulta Beauty Inc*,(a)	22,200	11,962,026
Walmart Inc(a)	127,200	14,056,872
Yum! Brands Inc(a)	21,200	3,248,052
Total Consumer, Cyclical		100,631,324

Consumer, Non-Cyclical (13.75%)
Abbott Laboratories(a)	46,300	5,968,070
AbbVie Inc(a)	2,200	500,940
Amgen Inc(a)	12,300	4,249,158
Automatic Data Processing Inc(a)	6,500	1,659,450
Bristol-Myers Squibb Co(a)	221,200	10,883,040
Cardinal Health Inc(a)	12,700	2,695,702
Centene Corp*,(a)	42,800	1,683,752
The Coca-Cola Co(a)	25,400	1,857,248
Colgate-Palmolive Co(a)	75,600	6,077,484
Constellation Brands Inc(a)	15,100	2,059,338
CVS Health Corp(a)	94,100	7,561,876
Eli Lilly & Co(a)	10,200	10,969,794
Global Payments Inc(a)	19,500	1,477,320
The Hershey Co(a)	18,700	3,517,096
Humana Inc(a)	11,200	2,752,624
Intuitive Surgical Inc*,(a)	20,600	11,813,688
Johnson & Johnson(a)	37,700	7,800,884
McKesson Corp(a)	1,100	969,232

EQTIX	35 of 42

Merck & Co Inc(a)	58,900	6,174,487
Molson Coors Beverage Co(a)	34,100	1,585,991
Monster Beverage Corp*,(a)	160,300	12,020,897
PayPal Holdings Inc(a)	113,300	7,102,777
Pfizer Inc(a)	119,900	3,086,226
The Procter & Gamble Co(a)	40,100	5,941,216
Regeneron Pharmaceuticals Inc(a)	5,500	4,291,045
S&P Global Inc(a)	1,000	498,830
Stryker Corp(a)	8,900	3,303,502
Thermo Fisher Scientific Inc(a)	7,000	4,135,810
UnitedHealth Group Inc(a)	20,600	6,793,262
Vertex Pharmaceuticals Inc*,(a)	5,900	2,558,299
Total Consumer, Non-Cyclical		141,989,038

Energy (2.74%)
Chevron Corp(a)	55,400	8,372,602
ConocoPhillips(a)	61,800	5,481,042
Devon Energy Corp(a)	78,500	2,909,210
Exxon Mobil Corp(a)	81,100	9,401,112
The Williams Cos Inc(a)	35,100	2,138,643
Total Energy		28,302,609

Financial (13.66%)
Banks (4.98%)
Bank of America Corp(a)	172,900	9,276,085
Citigroup Inc(a)	119,800	12,411,280
The Goldman Sachs Group Inc(a)	16,000	13,216,640
JPMorgan Chase & Co(a)	24,900	7,795,692
Truist Financial Corp(a)	123,700	5,752,050
Wells Fargo & Co(a)	33,800	2,901,730
		51,353,477
Diversified Financial Service (3.20%)
American Express Co(a)	25,500	9,314,385
The Charles Schwab Corp(a)	86,800	8,048,964
Mastercard Inc(a)	25,000	13,763,250
Nasdaq Inc(a)	21,000	1,909,320
		33,035,919
Insurance (3.61%)
Berkshire Hathaway Inc*,(a)	32,900	16,904,349
The Progressive Corp(a)	23,400	5,353,686
The Travelers Cos Inc(a)	51,100	14,965,146
		37,223,181

Real Estate (1.87%)
American Tower Corp(a)	4,600	833,842
CBRE Group Inc*,(a)	94,700	15,325,301
Iron Mountain Inc(a)	24,000	2,072,400
Prologis Inc(a)	8,100	1,041,093
		19,272,636

Total Financial		140,885,213

Industrial (7.14%)
Amphenol Corp(a)	18,100	2,550,290
The Boeing Co*,(a)	13,300	2,513,700
Caterpillar Inc(a)	26,700	15,372,792
Deere & Co(a)	21,500	9,986,535
Ingersoll Rand Inc(a)	39,200	3,149,328
Norfolk Southern Corp(a)	10,000	2,920,900
RTX Corp(a)	26,900	4,705,079
Trane Technologies PLC(a)	47,700	20,104,596
Union Pacific Corp(a)	26,800	6,213,044
Waste Management Inc(a)	28,600	6,231,082
Total Industrial		73,747,346

Technology (20.56%)
Accenture PLC(a)	28,100	7,025,000
Adobe Inc*,(a)	15,100	4,833,963
Advanced Micro Devices Inc*,(a)	38,600	8,396,658
Apple Inc(a)	68,100	18,989,685
Broadcom Inc(a)	64,700	26,071,512
Cadence Design Systems Inc*,(a)	33,700	10,509,008
Crowdstrike Holdings Inc*,(a)	7,200	3,665,952

EQTIX	36 of 42

Fidelity National Information Services Inc(a)	17,900	1,177,283
Gartner Inc*,(a)	7,900	1,838,646
Hewlett Packard Enterprise Co(a)	244,000	5,336,280
International Business Machines Corp(a)	27,900	8,609,382
Intuit Inc(a)	12,100	7,672,368
Jack Henry & Associates Inc(a)	3,000	523,440
Lam Research Corp(a)	20,300	3,166,800
Leidos Holdings Inc(a)	15,800	3,019,380
Micron Technology Inc(a)	14,700	3,476,256
Microsoft Corp(a)	43,600	21,451,636
MSCI Inc(a)	3,300	1,860,276
NetApp Inc(a)	81,500	9,092,140
NVIDIA Corp(a)	151,200	26,762,400
NXP Semiconductors NV(a)	52,400	10,214,856
Oracle Corp(a)	36,300	7,330,785
Salesforce Inc(a)	49,500	11,411,730
ServiceNow Inc*,(a)	6,600	5,361,906
Skyworks Solutions Inc(a)	16,900	1,114,555
Synopsys Inc*,(a)	1,000	418,010
Texas Instruments Inc(a)	17,400	2,927,898
Total Technology		212,257,805

Utilities (2.48%)
American Water Works Co Inc(a)	21,700	2,822,519
Constellation Energy Corp(a)	33,100	12,060,316
NextEra Energy Inc(a)	51,000	4,400,790
NRG Energy Inc(a)	18,000	3,050,820
Vistra Corp(a)	18,400	3,291,024
Total Utilities		25,625,469

Total Common Stock (Cost $902,975,556)		934,212,733

Exchange-Traded Funds (3.13%)
Shelton Equity Premium Income ETF (Cost $31,386,147)	1,213,200	32,307,516

United States Treasury Bills (7.54%)
0.000%, 12/11/2025 (Cost $77,799,346)	77,900,000	77,815,284

Total Investments (Cost $1,012,161,049) (101.17%)		$1,044,335,533
Liabilities in Excess of Other Assets (-1.17%)		(12,047,748)
Net Assets (100.00%)		$1,032,287,785

* Non-income producing security.

#  Security is illiquid. Aggregate value of illiquid securities is $740,000.

(a) A portion of these securities, a total of $933,472,733, have been pledged or segregated in connection for written call options.

Written Call Options	Expiration Date	Contracts	Strike Price	Notional Amount	Value
Abbott Laboratories	01/16/2026	(350)	$135.00	$4,725,000	$(51,100)
AbbVie Inc	01/16/2026	(22)	240	528,000	(7,260)
Accenture PLC	12/19/2025	(40)	280	1,120,000	(10,400)
Adobe Inc	12/19/2025	(40)	370	1,480,000	(10,880)
Advanced Micro Devices Inc	01/16/2026	(65)	230	1,495,000	(75,075)
Alphabet Inc	12/19/2025	(500)	240	12,000,000	(3,909,500)
Amazon.com Inc	12/19/2025	(180)	250	4,500,000	(26,640)
American Express Co	12/19/2025	(70)	350	2,450,000	(139,650)
American Tower Corp	12/19/2025	(23)	210	483,000	(115)
American Water Works Co Inc	12/19/2025	(90)	150	1,350,000	(1,170)
Amgen Inc	01/16/2026	(80)	350	2,800,000	(83,200)
Amphenol Corp	01/16/2026	(100)	135	1,350,000	(102,500)
Apple Inc	01/16/2026	(330)	290	9,570,000	(150,150)
Arista Networks Inc	01/16/2026	(400)	140	5,600,000	(200,000)
AT&T Inc	01/16/2026	(1,400)	27	3,780,000	(53,200)
Automatic Data Processing Inc	01/16/2026	(15)	260	390,000	(7,755)
AutoZone Inc	01/16/2026	(4)	4,100	1,640,000	(41,620)
Bank of America Corp	12/19/2025	(1,300)	53	6,825,000	(219,700)
Berkshire Hathaway Inc	01/16/2026	(90)	520	4,680,000	(90,000)
The Boeing Co	01/16/2026	(45)	200	900,000	(19,170)
Booking Holdings Inc	01/16/2026	(5)	5,100	2,550,000	(56,500)

EQTIX	37 of 42

Bristol-Myers Squibb Co	01/16/2026	(300)	48	1,440,000	(87,900)
Broadcom Inc	12/19/2025	(200)	380	7,600,000	(673,000)
Cadence Design Systems Inc	12/19/2025	(120)	370	4,440,000	(3,000)
Cardinal Health Inc	12/19/2025	(50)	170	850,000	(225,500)
Caterpillar Inc	12/19/2025	(100)	510	5,100,000	(687,500)
CBRE Group Inc	01/16/2026	(400)	170	6,800,000	(121,000)
Centene Corp	12/19/2025	(100)	45	450,000	(3,000)
CF Industries Holdings Inc	01/16/2026	(140)	80	1,120,000	(47,600)
The Charles Schwab Corp	01/16/2026	(275)	95	2,612,500	(74,250)
Chevron Corp	12/19/2025	(250)	160	4,000,000	(10,000)
Chipotle Mexican Grill Inc	01/16/2026	(200)	35	700,000	(32,000)
Cisco Systems Inc	12/19/2025	(1,000)	75	7,500,000	(273,000)
Citigroup Inc	01/16/2026	(250)	105	2,625,000	(106,250)
The Coca-Cola Co	12/19/2025	(153)	70	1,071,000	(47,430)
Colgate-Palmolive Co	12/19/2025	(400)	80	3,200,000	(70,000)
Comcast Corp	12/19/2025	(800)	30	2,400,000	(5,600)
ConocoPhillips	01/16/2026	(180)	90	1,620,000	(59,400)
Constellation Brands Inc	01/16/2026	(25)	140	350,000	(16,750)
Constellation Energy Corp	01/16/2026	(50)	370	1,850,000	(107,750)
Corning Inc	01/16/2026	(100)	90	900,000	(24,000)
Costco Wholesale Corp	01/16/2026	(20)	930	1,860,000	(53,000)
Crowdstrike Holdings Inc	12/19/2025	(15)	580	870,000	(6,930)
CVS Health Corp	12/19/2025	(600)	83	4,950,000	(87,000)
Deckers Outdoor Corp	12/19/2025	(100)	100	1,000,000	(5,300)
Deere & Co	12/19/2025	(75)	490	3,675,000	(21,750)
Devon Energy Corp	12/19/2025	(200)	35	700,000	(47,800)
Domino’s Pizza Inc	12/19/2025	(8)	420	336,000	(9,352)
DR Horton Inc	12/19/2025	(330)	175	5,775,000	(26,730)
eBay Inc	12/19/2025	(180)	105	1,890,000	(810)
Eli Lilly & Co	01/16/2026	(40)	1,200	4,800,000	(58,720)
Exxon Mobil Corp	01/16/2026	(400)	120	4,800,000	(78,400)
Fastenal Co	01/16/2026	(175)	41	721,875	(17,500)
Fidelity National Information Services Inc	01/16/2026	(100)	70	700,000	(10,000)
Gartner Inc	01/16/2026	(25)	250	625,000	(16,000)
General Motors Co	12/19/2025	(200)	63	1,250,000	(219,500)
Global Payments Inc	01/16/2026	(60)	80	480,000	(13,800)
The Goldman Sachs Group Inc	12/19/2025	(80)	800	6,400,000	(288,080)
The Hershey Co	12/19/2025	(25)	190	475,000	(8,875)
Hewlett Packard Enterprise Co	01/16/2026	(500)	23	1,150,000	(52,000)
Hilton Worldwide Holdings Inc	12/19/2025	(45)	280	1,260,000	(41,400)
Home Depot Inc/The	01/16/2026	(150)	370	5,550,000	(96,000)
Humana Inc	01/16/2026	(35)	270	945,000	(22,750)
Ingersoll Rand Inc	01/16/2026	(150)	85	1,275,000	(23,250)
International Business Machines Corp	12/19/2025	(65)	310	2,015,000	(49,335)
Intuit Inc	01/16/2026	(60)	670	4,020,000	(67,560)
Intuitive Surgical Inc	01/16/2026	(180)	565	10,170,000	(573,300)
Iron Mountain Inc	01/16/2026	(80)	90	720,000	(17,200)
Jack Henry & Associates Inc	12/19/2025	(20)	170	340,000	(12,700)
Johnson & Johnson	01/16/2026	(377)	200	7,540,000	(381,524)
JPMorgan Chase & Co	01/16/2026	(80)	315	2,520,000	(84,320)
Lam Research Corp	12/19/2025	(60)	180	1,080,000	(4,800)
Leidos Holdings Inc	12/19/2025	(70)	200	1,400,000	(8,820)
Linde PLC	01/16/2026	(150)	430	6,450,000	(73,500)
Mastercard Inc	12/19/2025	(125)	580	7,250,000	(19,875)
McKesson Corp	01/16/2026	(3)	900	270,000	(6,585)
Merck & Co Inc	12/19/2025	(150)	90	1,350,000	(225,000)
Meta Platforms Inc	12/19/2025	(50)	780	3,900,000	(2,400)
Micron Technology Inc	12/19/2025	(20)	250	500,000	(22,240)
Microsoft Corp	01/16/2026	(150)	500	7,500,000	(195,750)
Molson Coors Beverage Co	12/19/2025	(150)	48	712,500	(7,500)
Monster Beverage Corp	12/19/2025	(600)	68	4,050,000	(469,800)
MSCI Inc	01/16/2026	(10)	580	580,000	(12,150)
Nasdaq Inc	12/19/2025	(150)	90	1,350,000	(32,250)
NetApp Inc	12/19/2025	(300)	125	3,750,000	(4,500)
Netflix Inc	01/16/2026	(350)	110	3,850,000	(134,400)
Newmont Corp	12/19/2025	(701)	90	6,309,000	(266,380)

EQTIX	38 of 42

NextEra Energy Inc	12/19/2025	(200)	88	1,750,000	(32,800)
NIKE Inc	12/19/2025	(60)	70	420,000	(7,320)
Norfolk Southern Corp	01/16/2026	(50)	300	1,500,000	(16,500)
NRG Energy Inc	01/16/2026	(35)	180	630,000	(26,600)
NVIDIA Corp	01/16/2026	(500)	200	10,000,000	(157,500)
NXP Semiconductors NV	01/16/2026	(100)	200	2,000,000	(83,000)
Oracle Corp	01/16/2026	(75)	240	1,800,000	(41,250)
O’Reilly Automotive Inc	01/16/2026	(250)	105	2,625,000	(52,500)
Palo Alto Networks Inc	01/16/2026	(300)	200	6,000,000	(135,000)
PayPal Holdings Inc	12/19/2025	(300)	75	2,250,000	(3,300)
Pfizer Inc	12/19/2025	(400)	25	1,000,000	(42,800)
The Procter & Gamble Co	01/16/2026	(130)	150	1,950,000	(46,670)
The Progressive Corp	01/16/2026	(60)	230	1,380,000	(41,400)
Prologis Inc	12/19/2025	(25)	125	312,500	(12,500)
Regeneron Pharmaceuticals Inc	01/16/2026	(20)	710	1,420,000	(168,000)
RTX Corp	01/16/2026	(150)	175	2,625,000	(87,750)
S&P Global Inc	01/16/2026	(5)	520	260,000	(3,500)
Salesforce Inc	01/16/2026	(160)	250	4,000,000	(109,600)
ServiceNow Inc	01/16/2026	(17)	850	1,445,000	(44,200)
Skyworks Solutions Inc	01/16/2026	(40)	70	280,000	(8,480)
Stryker Corp	01/16/2026	(30)	380	1,140,000	(21,900)
Synopsys Inc	12/19/2025	(5)	540	270,000	(700)
Target Corp	12/19/2025	(30)	100	300,000	(1,230)
Tesla Inc	01/16/2026	(35)	450	1,575,000	(82,075)
Texas Instruments Inc	01/16/2026	(50)	175	875,000	(28,050)
Thermo Fisher Scientific Inc	01/16/2026	(25)	580	1,450,000	(70,125)
Trane Technologies PLC	01/16/2026	(150)	430	6,450,000	(160,500)
The Travelers Cos Inc	01/16/2026	(70)	290	2,030,000	(69,650)
Truist Financial Corp	12/19/2025	(400)	45	1,800,000	(82,000)
Uber Technologies Inc	12/19/2025	(120)	100	1,200,000	(2,040)
Ulta Beauty Inc	12/19/2025	(121)	570	6,897,000	(197,109)
Union Pacific Corp	12/19/2025	(120)	225	2,700,000	(104,520)
UnitedHealth Group Inc	12/19/2025	(75)	380	2,850,000	(4,350)
Verizon Communications Inc	12/19/2025	(300)	41	1,230,000	(22,200)
Vertex Pharmaceuticals Inc	01/16/2026	(17)	450	765,000	(17,340)
Vistra Corp	12/19/2025	(40)	220	880,000	(2,080)
Walmart Inc	12/19/2025	(300)	105	3,150,000	(183,900)
The Walt Disney Co	01/16/2026	(1,200)	110	13,200,000	(145,200)
Waste Management Inc	01/16/2026	(110)	220	2,420,000	(53,350)
Wells Fargo & Co	12/19/2025	(250)	85	2,125,000	(70,000)
The Williams Cos Inc	01/16/2026	(170)	65	1,105,000	(10,710)
Yum! Brands Inc	01/16/2026	(140)	160	2,240,000	(23,940)
Total Written Call Options				$356,258,375	$(14,280,990)
(Premiums Received $10,656,645)

EQTIX	39 of 42

NASDAQ 100 INDEX FUND
Portfolio of Investments
November 30, 2025

Security Description	Shares	Value
Common Stock (101.87%)

Basic Materials (1.02%)
Linde PLC	$50,888	$20,880,364

Communications (28.11%)
Advertising (0.09%)
The Trade Desk Inc*	48,366	1,913,359

Internet (23.86%)
Airbnb Inc*	47,243	5,526,959
Alphabet Inc - Class A	256,596	82,156,907
Alphabet Inc - Class C	239,525	76,676,743
Amazon.com Inc*	470,445	109,717,183
AppLovin Corp*	33,386	20,014,239
Booking Holdings Inc	3,517	17,284,965
CDW Corp	14,442	2,082,825
DoorDash Inc*	44,043	8,736,810
MercadoLibre Inc*	5,501	11,396,862
Meta Platforms Inc	95,676	61,993,264
Netflix Inc*	461,154	49,610,947
Palo Alto Networks Inc*	72,592	13,801,917
PDD Holdings Inc*	72,487	8,414,291
Shopify Inc*	132,446	21,011,233
		488,425,145
Media (1.30%)
Charter Communications Inc*,#	14,823	2,966,379
Comcast Corp	399,674	10,667,299
Thomson Reuters Corp	48,911	6,624,017
Warner Bros Discovery Inc*	268,684	6,448,416
		26,706,111
Telecommunications (2.86%)
Cisco Systems Inc	429,761	33,065,811
T-Mobile US Inc	122,136	25,527,645
		58,593,456

Total Communications		575,638,071

Consumer, Cyclical (8.11%)
Copart Inc*	106,727	4,160,218
Costco Wholesale Corp	48,128	43,969,260
Fastenal Co#	124,548	5,031,739
Lululemon Athletica Inc*	12,451	2,293,225
Marriott International Inc#	29,460	8,979,113
O’Reilly Automotive Inc*	92,083	9,364,841
PACCAR Inc	56,987	6,007,570
Ross Stores Inc	35,495	6,259,898
Starbucks Corp	123,361	10,745,977
Tesla Inc*	160,775	69,160,582
Total Consumer, Cyclical		165,972,423

Consumer, Non-Cyclical (8.89%)
Amgen Inc	58,426	20,183,846
AstraZeneca PLC	63,754	5,911,271
Automatic Data Processing Inc	43,957	11,222,222
Biogen Inc*	16,142	2,939,297
Cintas Corp	43,733	8,135,213
Coca-Cola Europacific Partners PLC	50,734	4,651,800
Dexcom Inc*	43,177	2,740,444

NASDX	40 of 42

GE HealthCare Technologies Inc	49,548	3,963,345
Gilead Sciences Inc	134,659	16,945,489
IDEXX Laboratories Inc*	8,682	6,536,504
Intuitive Surgical Inc*	38,903	22,310,092
Keurig Dr Pepper Inc	147,425	4,113,158
The Kraft Heinz Co	130,318	3,324,412
Mondelez International Inc	140,426	8,084,325
Monster Beverage Corp*	105,967	7,946,465
PayPal Holdings Inc	103,683	6,499,887
PepsiCo Inc	148,580	22,099,789
Regeneron Pharmaceuticals Inc	11,305	8,820,048
Verisk Analytics Inc	15,453	3,478,007
Vertex Pharmaceuticals Inc*	27,824	12,064,765
Total Consumer, Non-Cyclical		181,970,379

Energy (0.50%)
Baker Hughes Co	106,993	5,371,049
Diamondback Energy Inc	31,873	4,863,501
Total Energy		10,234,550

Financial (0.16%)
CoStar Group Inc*	46,405	3,192,664

Industrial (1.38%)
Axon Enterprise Inc*	8,665	4,680,313
CSX Corp#	202,322	7,154,106
Honeywell International Inc	68,902	13,242,275
Old Dominion Freight Line Inc	22,808	3,085,694
Total Industrial		28,162,388

Technology (52.23%)
Computers (10.33%)
Apple Inc	654,632	182,544,133
Cognizant Technology Solutions Corp	53,003	4,118,863
Crowdstrike Holdings Inc*	27,235	13,866,973
Fortinet Inc*	83,159	6,746,690
Zscaler Inc*	16,896	4,249,344
		211,526,003
Semiconductors (27.25%)
Advanced Micro Devices Inc*	176,120	38,311,384
Analog Devices Inc	53,389	14,166,237
Applied Materials Inc	86,456	21,808,526
ARM Holdings PLC*	14,889	2,018,353
ASML Holding NV	9,195	9,746,700
Broadcom Inc	343,147	138,274,515
GLOBALFOUNDRIES Inc*,#	62,500	2,240,000
Intel Corp*	475,017	19,266,690
KLA Corp	14,321	16,833,906
Lam Research Corp	137,352	21,426,912
Marvell Technology Inc	93,559	8,364,175
Microchip Technology Inc	58,568	3,138,073
Micron Technology Inc	121,453	28,721,205
NVIDIA Corp	1,071,909	189,727,893
NXP Semiconductors NV	27,360	5,333,558
ON Semiconductor Corp*	44,384	2,229,852
QUALCOMM Inc	117,099	19,683,171
Texas Instruments Inc	98,664	16,602,191
		557,893,341

Software (14.65%)
Adobe Inc*	46,036	14,737,505
Atlassian Corp*	18,308	2,737,412
Autodesk Inc*	23,224	7,044,768
Cadence Design Systems Inc*	29,572	9,221,732
Datadog Inc*	35,083	5,613,631

NASDX	41 of 42

Electronic Arts Inc	27,153	5,485,721
Intuit Inc	30,272	19,194,870
Microsoft Corp	327,888	161,324,175
Palantir Technologies Inc*	246,815	41,575,987
Paychex Inc	39,791	4,444,257
Roper Technologies Inc	11,678	5,210,957
Strategy Inc*	28,641	5,074,612
Synopsys Inc*	20,082	8,394,477
Take-Two Interactive Software Inc*	19,960	4,911,557
Workday Inc*	23,369	5,038,824
		300,010,485

Total Technology		1,069,429,829

Utilities (1.47%)
American Electric Power Co Inc	58,038	7,183,363
Constellation Energy Corp	33,904	12,353,261
Exelon Corp	111,526	5,255,105
Xcel Energy Inc#	63,716	5,231,721
Total Utilities		30,023,450

Total Common Stock (Cost $779,812,793)		2,085,504,118

United States Treasury Bills (1.50%)
0.000%, 12/11/2025(a) (Cost $30,660,765)	30,700,000	30,666,614

Collateral Received for Securities on Loan (1.28%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 4.09% (Cost $26,205,726)	26,205,726	26,205,726

Total Investments (Cost $836,679,284) (104.65%)		2,142,376,458
Liabilities in Excess of Other Assets (-4.65%)		(95,164,152)
Net Assets (100.00%)		$2,047,212,306

* Non-income producing security.

# Loaned security; a portion of the security is on loan at November 30, 2025.

(a) A portion of these securities, a total of $2,197,620, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at November 30, 2025:

Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-MINI	Notional Amount	Value	Unrealized Appreciation
53 / DEC 2025 / Long / CME	$25,803,830	$27,010,920	$1,207,090

NASDX	42 of 42